UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President Calamos Advisors LLC 2020 Calamos Court Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2011

DATE OF REPORTING PERIOD: November 1, 2010 through October 31, 2011

Item 1. Report to Shareholders

CALAMOS®

Convertible and High Income Fund (CHY)

ANNUAL REPORT OCTOBER 31, 2011

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Experience and Foresight

About Calamos Investments

For more than 30 years, we have helped investors like you manage and build wealth to meet their long-term individual objectives by working to capitalize on the opportunities of the evolving global marketplace. We launched our first open-end mutual fund in 1985 and our first closed-end fund in 2002. Today, we manage five closed-end funds. Two are total-return oriented offerings, which seek current income, with increased emphasis on capital gains potential. Three are enhanced fixed-income offerings, which pursue high current income from income and capital gains. Calamos Convertible and High Income Fund (CHY) falls into this category. Please see page 4 for a more detailed overview of our closed-end offerings.

We are dedicated to helping our clients build and protect wealth. We understand when you entrust us with your assets, you also entrust us with your achievements, goals and aspirations. We believe we best honor this trust by making investment decisions guided by integrity, by discipline, and by our conscientious research.

We believe that an active, risk-conscious approach is essential for wealth creation. In the 1970s, we pioneered strategies that seek to participate in equity market upside and mitigate some of the potential risks of equity market volatility. Our investment process seeks to manage risk at multiple levels and draws upon our experience investing through multiple market cycles.

We have a global perspective. We believe that globalization offers tremendous opportunities for countries and companies all over the world. In our view, this creates significant opportunities for investors. In our U.S., global and international portfolios, we are seeking to capitalize on the potential growth of the global economy.

We believe there are opportunities in all markets. Our history traces back to the 1970s, a period of significant volatility and economic concerns. We have invested through multiple market cycles, each with its own challenges. Out of this experience comes our belief that the flipside of volatility is opportunity.

Letter to Shareholders

JOHN P. CALAMOS, SR.

CEO/Co-CIO

Dear Fellow Shareholder:

Welcome to your annual report for the year ended October 31, 2011. This report includes commentary from our investment team, as well as a listing of portfolio holdings, financial data and highlights, and detailed information about the performance and allocation of your fund. I invite you to read it carefully.

Calamos Convertible and High Income Fund (CHY) is an enhanced fixed-income fund. We utilize dynamic asset allocation to pursue high current income, while also maintaining a focus on capital gains. We believe that the flexibility to invest in high-yield corporate bonds and convertible securities is an important differentiator, especially given the low rates in many areas of the fixed-income market.

We believe that the Fund’s dynamic approach has enhanced our ability to deliver steady distributions and capital appreciation over the long term.

Steady and competitive distributions

During the annual period, CHY provided steady monthly distributions. We believe the Fund’s distribution rate, which was 8.53% on a market price basis as of October 31, 2011, was very competitive, given the low interest rates in many segments of the bond market. We believe that this illustrates the benefits of a multi-asset class approach and flexible allocation strategy.

We understand that many closed-end fund investors seek steady, predictable distributions instead of distributions that fluctuate. Therefore, this Fund has a level rate distribution policy. As part of this policy, we aim to keep distributions consistent from month to month, and at a level that we believe can be sustained over the long term. In setting the Fund’s distribution rate, the investment management team and the Fund’s Board of Directors consider the interest rate, market and economic environment. We also factor in our assessment of individual securities and asset classes. (For additional information on our level rate distribution policy, please see “The Calamos Closed-End Funds: An Overview” on page 4 and “Level Rate Distribution Policy” on page 39.)

Market environment

Overall, the reporting period was characterized by significant market volatility. Concerns about slowing global growth and developed market government debt proved especially troubling to investors. In the wake of failed debt ceiling negotiations, the U.S. saw its

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT	1

Letter to Shareholders

government debt downgraded by Standard and Poor’s, while unemployment and housing weakness remained persistent. The eurozone faced far more acute pressures, as its members sought to find a solution to Greece’s troubled balance sheet and anxieties grew about the European banking system as a whole. As the period progressed, investors became increasingly concerned about the potential for a double-dip recession in the U.S. This fueled a dramatic “flight to quality” in the third quarter, as investors sought perceived safe havens. After a significant two-year rally, equities and corporate securities corrected sharply during the third quarter of 2011.

Despite the challenges of the annual period, the U.S. high-yield bond and convertible securities markets posted positive performance. Convertible securities returned 2.01%, as measured by the BofA Merrill Lynch All U.S. Convertible Ex-Mandatory Index. High-yield bonds performed more robustly, as measured by the Credit Suisse High Yield Index, up 5.62%.

Within the high-yield market, new issuance was more robust at the start of the period, but slowed significantly as investors became more cautious amid increasing volatility. However, even as market pressures intensified, the number and volume of defaults remained low. Convertible issuance remained muted throughout the period, as a low rate environment encouraged companies to issue non-convertible, rather than convertible debt.

We see opportunity

The global economy faces complex issues that will take time to resolve. We expect continued market volatility as these challenges are addressed. However, we continue to find many high-yield bonds and convertible securities that meet our highly selective, long-term oriented criteria.

We have positioned the Fund to reflect our expectation for slower but positive growth in the U.S. economy and in the global economy as a whole. Perhaps most importantly, having faced their own debt and banking struggles in the past, the emerging markets may remain a powerful engine for growth, one that we believe can create continued opportunities for U.S. companies. Also, although the U.S. may not be on a normal trajectory for economic recovery, we see encouraging signs that a healing process has begun. Corporate balance sheets remain strong overall, and we are encouraged by positive earnings announcements. Many companies have wisely refinanced and restructured their debt, and U.S. consumers have taken steps to deleverage. There has been some market clearing due to business restructuring as well as merger and acquisition activity.

We have found many companies that we believe are adapting to the global economic environment with innovation. Where possible, we favor U.S. multinational companies with geographically diversified revenues, well-recognized global brands, robust distribution networks and experienced management teams. We believe these companies provide more attractive risk and return characteristics because they can participate in growth opportunities around the world.

In selecting investments for this Fund, we seek to balance yield and risk considerations. We therefore favor companies that we believe offer reliable debt servicing, respectable balance sheets and strong cash flows. As part of our active approach, we subject each investment to our rigorous fundamental credit research.

2	CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Letter to Shareholders

Our use of leverage

We have the flexibility to utilize leverage in this Fund. Over the long term, we believe that the judicious use of leverage provides us with opportunities to enhance total return and support the Fund’s distribution rate. Leverage strategies typically entail borrowing at short-term interest rates and investing the proceeds at higher rates of return. During the reporting period, we believed the prudent use of leverage would be advantageous given the economic environment, specifically the low borrowing costs we were able to secure. Overall, our use of leverage contributed favorably to the returns of the Fund, as the performance of the Fund’s holdings exceeded the costs of our borrowing activities.

Consistent with our focus on risk management, we have employed techniques to hedge against a rise in interest rates. We have used interest rate swaps to manage the borrowing costs associated with our leverage activities. Interest rate swaps allow us to “lock down” an interest rate we believe to be attractive. Although rates are at historically low levels across much of the fixed-income market, history has taught us that rates can rise quickly, in some cases, in a matter of months. We believe that the Fund’s use of interest rate swaps is beneficial because it provides a degree of protection should a rise in rates occur.

We take an active, independent approach

We recognize that ups and downs in the markets can be discouraging for investors. Yet, market volatility is always a factor when investing. In fact, we firmly believe that market volatility can create opportunities for those who take an active, long-term and disciplined approach.

As we invest on behalf of Fund shareholders, we seek to be ahead of the curve and global in our perspective. We believe our dynamic allocation approach has been instrumental to the results we have achieved over full market cycles and will continue to be, particularly given the low rates currently available in many segments of the fixed-income marketplace.

If you would like any additional information about this Fund or our other closed-end offerings, please contact your financial advisor or our client services team at 800.582.6959 (Monday through Friday from 8:00 a.m. to 6:00 p.m., Central Time). We also invite you to visit us at calamos.com.

We thank you for your continued trust.

Sincerely,

John P. Calamos, Sr.

CEO and Co-CIO

Calamos Advisors LLC

This report is for informational purposes only and should not be considered investment advice.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT	3

The Calamos Closed-End Funds: An Overview

In our closed-end funds, we draw upon decades of investment experience, including a long history of opportunistically blending asset classes in an attempt to capture upside potential while managing downside risk. We launched our first closed-end fund in 2002.

Closed-end funds are long-term investments. Most focus on providing monthly distributions, but there are important differences among individual closed-end funds. Calamos closed-end funds can be grouped into two broad categories: (1) enhanced fixed-income and (2) total return. Funds in both groups provide a monthly distribution stream and invest in a combination of asset classes.

OBJECTIVE: ENHANCED FIXED INCOME	OBJECTIVE: TOTAL RETURN
Portfolios Positioned to Pursue High Current Income from Income and Capital Gains	Portfolios Positioned to Seek Current Income, with Increased Emphasis on Capital Gains Potential
Calamos Convertible Opportunities and Income Fund (Ticker: CHI)	Calamos Global Total Return Fund (Ticker: CGO)
Invests in high-yield and convertible securities, primarily in U.S. markets	Invests in equities and higher-yielding convertible securities and corporate bonds, in both U.S. and non- U.S. markets
Calamos Convertible and High Income Fund (Ticker CHY)	Calamos Strategic Total Return Fund (Ticker: CSQ)
Invests in high-yield and convertible securities, primarily in U.S. markets	Invests in equities and higher-yielding convertible securities and corporate bonds, primarily in U.S. markets
Calamos Global Dynamic Income Fund (Ticker: CHW)
Invests in global fixed-income securities, alternative investments and equities

Our Level Rate Distribution Policy

Closed-end fund investors often look for a steady stream of income. Recognizing this, Calamos closed-end funds have a level rate distribution policy in which we aim to keep monthly income consistent through the disbursement of net investment income, net realized short-term capital gains and, if necessary, return of capital. We set distributions at levels that we believe are sustainable for the long term. Our team is focused on delivering an attractive monthly distribution, while maintaining a long-term focus on risk management. The level of the funds’ distributions can be greatly influenced by market conditions, including the interest rate environment. The funds’ distributions will depend on the individual performance of positions the funds hold, our view of the benefits of retaining leverage, fund tax considerations, and maintaining regulatory requirements.

For more information about any of these funds, we encourage you to contact your financial advisor or Calamos Investments at 800.582.6959 (Monday through Friday from 8:00 a.m. to 6:00 p.m., Central Time). You can also visit us at www.calamos.com.

For more information on our level rate distribution policy, please see page 39.

4	CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Investment Team Discussion

CONVERTIBLE AND HIGH INCOME FUND

INVESTMENT TEAM DISCUSSION

The Calamos Investment Management Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discusses the Fund’s strategy, performance and positioning for the one-year period ended October 31, 2011.

Q.  To provide a context for its performance, please discuss the Fund’s strategy and role within an asset allocation.

A.  Calamos Convertible and High Income Fund (CHY) is an enhanced fixed-income offering, seeking total return through a combination of capital appreciation and current income. It provides an alternative to funds investing exclusively in investment-grade fixed-income instruments, and seeks to be less sensitive to interest rates. Like all five Calamos closed-end funds, the Fund seeks to provide a steady stream of distributions paid out on a monthly basis and invests in multiple asset classes.

We invest in a diversified portfolio of convertible securities and high-yield securities. The allocation to each asset class is dynamic and reflects our view of the economic landscape as well as the potential of individual securities. By combining these asset classes, we believe that we are well positioned to generate capital gains as well as income. We believe this broader range of security types also provides us with increased opportunities to manage the risk and reward characteristics of the portfolio over full market cycles.

We seek companies with respectable balance sheets, reliable debt servicing, and good prospects for sustainable growth. While we invest primarily in securities of U.S. issuers, we favor those companies that are actively participating in globalization with geographically diversified revenue streams and global business strategies.

SINCE INCEPTION MARKET PRICE AND NAV HISTORY THROUGH 10/31/11

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted.

Q.  How did the Fund perform over the reporting period?

A.  The Fund gained 5.80% on a net asset value (NAV) basis for the one-year period ended October 31, 2011. On a market price basis, the Fund lost
1.73%. Meanwhile, the Credit Suisse High Yield Index returned 5.62% for the same period. According to data from Morningstar, the Fund finished in the top 1% among its peers in the U.S. Closed-End Convertible category on a NAV basis, and the top 67%
on a market basis.

At the start of the period, the Fund’s shares traded at a 1.23% premium. At the end of the period, the Fund’s shares traded at a 5.97% discount. With a range of premiums topping out at 11.93% and discounts as low as 15.99% in the convertible category for the period, CHY’s discount came in at the median of the category.

TOTAL RETURN* AS OF 10/31/11

Common Shares – Inception 5/28/03

1 Year

Since Inception**

On Market Price

-1.73%

7.15%

On NAV

5.80%

8.53%

*Total return measures net investment income and net realized gain or loss from Fund investments, and change in net unrealized appreciation and depreciation, assuming reinvestment of income and net realized gains distributions.

**Annualized
since inception.

SECTOR WEIGHTINGS

Energy

19.8
%

Consumer Discretionary

15.2

Industrials

11.5

Information Technology

11.3

Materials

9.8

Health Care

8.2

Financials

7.8

Telecommunication Services

4.1

Consumer Staples

3.5

Utilities

2.2

Sector Weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

5

Investment
Team Discussion

Q.  How do NAV and market price return differ?

A.  Closed-end funds trade on exchanges, where the price of shares may be driven by factors other than the value of the underlying securities. The price of a share in the market is called market value. Market price may be influenced by factors unrelated to the performance of the fund’s holdings. A fund’s NAV return measures the return of the individual securities in the portfolio, less fund expenses. It also measures how a manager was able to capitalize on market opportunities. Because we believe closed-end funds are best utilized as a long-term holding within asset allocations, we believe that NAV return is the better measure of a fund’s performance.

Q.  Please discuss the Fund’s distributions during the annual period.

A. We employ a level rate distribution policy within this Fund with the goal of providing shareholders with a consistent distribution stream. The Fund provided a steady distribution stream over the period. Monthly distributions were $0.0850 per share. The Fund’s annual distribution rate was 8.53% of market price as of October 31, 2011.

We believe that the Fund’s distribution rate and level remained attractive and competitive, as low interest rates limited yield opportunities in much of the marketplace. For example, as of October 31,
2011, the dividend yield of S&P 500 Index stocks averaged 2.1%. Yields also remained low within the U.S. government bond market, with 10-Year U.S. Treasurys and 30-Year U.S. Treasurys yielding 2.2% and 3.2%, respectively.

Q.  What factors influenced performance over the reporting period?

A.  The Fund maintained an average credit rating of BB during the reporting period, while the Credit Suisse High Yield Index had an average rating of B+. An underweight position to the B and CCC credit tiers served the Fund well, as did security selection within the BB credit tier.

From a sector perspective, an overweight position to and security selection within, the telecommunications sector benefited performance relative to the index, with the Fund’s holdings in the wireless telecom services and integrated telecom services industries performing particularly well. The Fund’s performance was further enhanced by an overweight position to, and security selection within, the consumer discretionary sector. Here, holdings in the internet and catalog retailing industries contributed notably.

Conversely, security selection within health care hindered performance as Fund holdings in the pharmaceuticals industry underperformed. Security selection within consumer staples also detracted, more specifically within the agricultural products industry. Further, the convertibles and equity-linked securities in the Fund generally underperformed the Credit Suisse High Yield Index for the period.

Q.  How is the Fund positioned?

A.  We
have found securities across asset classes that we believe are appropriate for the Fund’s enhanced fixed-income approach. As of October 31, 2011, the Fund’s largest allocation, based on total investments, was to corporate bonds, followed by convertible securities. As credit spreads widened during the second half of the reporting period, we also increased the allocation in high-yield corporate bonds from 56% at the beginning of the reporting period to 65% at the end of the reporting period.

6

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Investment Team Discussion

As of the close of the reporting period, the majority of securities were rated BB, which is one of the higher tiers of the high-yield universe. We also found opportunities in investment-grade credits (those rated BBB and above). These investment-grade securities represented about 20% of portfolio holdings (excluding equities) as of the end of the reporting period. This reflects our view that while economic recovery is underway, there still may be challenges to growth. In this environment, we believe that companies with better financial health and more reliable debt servicing are the appropriate choices on the whole. Where possible, we have favored larger U.S.-based global businesses with diversified revenues and strong brands. We believe that these companies may be particularly well positioned to capitalize on the growth trends we see around the world, including those related to emerging markets.

From a sector perspective, we believe that we have found the most compelling opportunities in the consumer discretionary and energy sectors, where we increased the Fund’s holdings. We decreased the Fund’s position in the financial and materials sectors.

Q.  What is your outlook for the Fund?

A.  We continue to believe that this is an
environment that requires active security selection and a risk-conscious, long-term perspective. We anticipate slower but positive growth in the U.S. and global economies. Challenges remain, including for investors who seek income. We expect continued volatility in the financial market, and we believe that investors should also be prepared for the possibility of inflation and rising interest rates.

Against this backdrop, we believe the Fund’s dynamic multi-asset class approach and our proprietary research position it well. Because this Fund can invest in corporate bonds and convertible securities, we believe we have enhanced opportunities to pursue income, manage risks and enhance return potential. Additionally, we remain optimistic about many U.S. companies with global strategies and reach and believe that the markets may provide considerable opportunities for the Fund’s enhanced fixed-income approach.

ASSET ALLOCATION AS OF 10/31/11

Fund asset allocations are based on total investments and may vary over time.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

7

Schedule of Investments    October 31, 2011

PRINCIPAL AMOUNT

VALUE

CORPORATE BONDS (86.4%)

Consumer Discretionary (16.8%)

4,269,000

American Axle & Manufacturing, Inc.µ 7.875%, 03/01/17

$
4,343,707

4,388,000

Asbury Automotive Group, Inc.µ 7.625%, 03/15/17

4,344,120

3,320,000

Cedar Fair, LPµ 9.125%, 08/01/18

3,618,800

6,482,000

Cooper Tire & Rubber Companyµ 8.000%, 12/15/19

6,741,280

4,926,000

Dana Holding Corp. 6.750%, 02/15/21

5,024,520

DISH Network Corp.µ

7,115,000

7.875%, 09/01/19

7,844,287

5,977,000

7.125%, 02/01/16

6,380,447

5,550,000

Express, LLCµ 8.750%, 03/01/18

5,980,125

1,893,000

GameStop Corp.µ 8.000%, 10/01/12

1,897,922

Goodyear Tire & Rubber Companyµ

5,218,000

8.250%, 08/15/20

5,609,350

1,792,000

7.000%, 03/15/28

1,738,240

6,878,000

Hanesbrands, Inc.µ‡ 3.770%, 12/15/14

6,860,805

8,823,000

Hasbro, Inc.µ 6.600%, 07/15/28

10,023,616

1,774,000

Interpublic Group of Companies, Inc. 10.000%, 07/15/17

2,040,100

J.C. Penney Company, Inc.

2,954,000

6.375%, 10/15/36µ

2,496,130

2,722,000

7.125%, 11/15/23µ

2,735,610

1,423,000

7.650%, 08/15/16

1,519,053

Jaguar Land Rover, PLC*

3,415,000

7.750%, 05/15/18

3,397,925

2,846,000

8.125%, 05/15/21

2,817,540

7,191,000

Jarden Corp.µ 7.500%, 05/01/17

7,730,325

5,218,000

Lear Corp. 8.125%, 03/15/20

5,739,800

3,320,000

Liberty Media Corp.µ 8.250%, 02/01/30

3,220,400

Limited Brands, Inc.µ

2,846,000

7.600%, 07/15/37

2,803,310

949,000

6.950%, 03/01/33

877,825

3,510,000

Live Nation Entertainment, Inc.* 8.125%, 05/15/18

3,387,150

2,324,000

NetFlix, Inc.µ 8.500%, 11/15/17

2,422,770

4,491,000

Perry Ellis International, Inc.µ 7.875%, 04/01/19

4,580,820

3,434,000

Phillips-Van Heusen Corp. 7.375%, 05/15/20

3,743,060

Royal Caribbean Cruises, Ltd.

11,290,000

7.500%, 10/15/27µ

10,979,525

PRINCIPAL AMOUNT

VALUE

949,000

7.000%, 06/15/13µ

$
998,823

379,000

7.250%, 06/15/16

403,635

Service Corp. International

8,064,000

7.500%, 04/01/27µ

8,104,320

1,897,000

7.000%, 05/15/19

2,001,335

949,000

7.625%, 10/01/18µ

1,046,273

949,000

Speedway Motorsports, Inc. 8.750%, 06/01/16

1,029,665

3,854,000

Vail Resorts, Inc.* 6.500%, 05/01/19

3,911,810

5,569,000

Wynn Las Vegas, LLC 7.750%, 08/15/20

6,153,745

154,548,168

Consumer Staples (3.2%)

870,000

Constellation Brands, Inc. 8.375%, 12/15/14

978,750

4,877,000

Darling International, Inc.µ 8.500%, 12/15/18

5,498,817

2,846,000

Dean Foods Company 9.750%, 12/15/18

3,066,565

3,937,000

Elizabeth Arden, Inc.µ 7.375%, 03/15/21

4,005,898

6,238,000

JBS USA, LLCµ* 7.250%, 06/01/21

5,863,720

9,487,000

Smithfield Foods, Inc.µ 7.750%, 07/01/17

10,293,395

29,707,145

Energy (20.2%)

24,192,000

NOK

Aker Solutions, ASA 8.700%, 06/26/14

4,700,340

Arch Coal, Inc.

6,167,000

8.750%, 08/01/16µ

6,768,282

1,945,000

7.250%, 10/01/20

2,027,663

1,123,000

Arch Western Finance, LLCµ 6.750%, 07/01/13

1,137,038

5,498,000

Basic Energy Services, Inc.* 7.750%, 02/15/19

5,525,490

Berry Petroleum Company

6,330,000

8.250%, 11/01/16µ

6,599,025

1,897,000

10.250%, 06/01/14

2,157,837

7,115,000

Bill Barrett Corp.µ 7.625%, 10/01/19

7,541,900

4,638,000

Brigham Exploration Companyµ 8.750%, 10/01/18

5,496,030

7,471,000

Bristow Group, Inc.µ 7.500%, 09/15/17

7,807,195

8,064,000

Calfrac Holdings, LPµ* 7.500%, 12/01/20

7,781,760

3,320,000

Calumet Specialty Products* 9.375%, 05/01/19

3,170,600

8,538,000

Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18

8,708,760

8

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

See accompanying Notes to Schedule of Investments

Schedule of Investments    October 31, 2011

PRINCIPAL AMOUNT

VALUE

3,795,000

Chesapeake Energy Corp.µ 9.500%, 02/15/15

$
4,364,250

6,641,000

Clayton Williams Energy, Inc.µ* 7.750%, 04/01/19

6,176,130

8,349,000

Complete Production Services, Inc.µ 8.000%, 12/15/16

8,724,705

7,779,000

Comstock Resources, Inc.µ 8.375%, 10/15/17

8,012,370

5,142,000

Concho Resources, Inc.µ 8.625%, 10/01/17

5,630,490

1,897,000

Continental Resources, Inc.µ 8.250%, 10/01/19

2,105,670

Frontier Oil Corp.

6,873,000

8.500%, 09/15/16µ

7,285,380

927,000

6.875%, 11/15/18

950,175

4,439,000

GulfMark Offshore, Inc.µ 7.750%, 07/15/14

4,383,512

7,590,000

Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16

8,007,450

2,889,000

HollyFrontier Corp.µ 9.875%, 06/15/17

3,177,900

3,743,000

Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17

3,799,145

Linn Energy, LLC

4,744,000

8.625%, 04/15/20

5,253,980

949,000

6.500%, 05/15/19*

958,490

474,000

7.750%, 02/01/21

508,365

4,269,000

Pride International, Inc.µ 8.500%, 06/15/19

5,406,868

5,218,000

SEACOR Holdings, Inc.µ 7.375%, 10/01/19

5,596,415

7,210,000

SESI, LLCµ 6.875%, 06/01/14

7,246,050

4,137,000

SM Energy Companyµ* 6.625%, 02/15/19

4,199,055

Swift Energy Company

6,546,000

8.875%, 01/15/20µ

6,938,760

2,277,000

7.125%, 06/01/17

2,322,540

5,187,000

Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19

5,459,317

474,000

Unit Corp. 6.625%, 05/15/21

466,890

7,115,000

W & T Offshore, Inc.* 8.500%, 06/15/19

7,292,875

1,686,000

Whiting Petroleum Corp. 6.500%, 10/01/18

1,766,085

185,454,787

Financials (3.9%)

2,784,000

AON Corp.µ 8.205%, 01/01/27

3,256,511

1,584,000

Chesapeake Oilfield Op/Fin.* 6.625%, 11/15/19

1,631,520

PRINCIPAL AMOUNT

VALUE

1,423,000

Janus Capital Group, Inc. 6.700%, 06/15/17

$
1,501,984

Leucadia National Corp.

10,312,000

8.125%, 09/15/15µ

11,188,520

1,824,000

7.125%, 03/15/17

1,901,520

5,692,000

Nuveen Investments, Inc. 10.500%, 11/15/15

5,720,460

OMEGA Healthcare Investors, Inc.

3,653,000

7.500%, 02/15/20µ

3,890,445

1,423,000

6.750%, 10/15/22~

1,444,345

4,744,000

Senior Housing Properties Trustµ 8.625%, 01/15/12

4,798,893

35,334,198

Health Care (8.7%)

1,897,000

Bio-Rad Laboratories, Inc.µ 8.000%, 09/15/16

2,077,215

2,372,000

Community Health Systems, Inc. 8.875%, 07/15/15

2,434,265

6,779,000

DaVita, Inc.µ 6.625%, 11/01/20

6,863,737

Endo Pharmaceuticals Holdings, Inc.µ*

8,538,000

7.000%, 12/15/20

9,178,350

1,423,000

7.000%, 07/15/19

1,543,955

2,846,000

Fresenius Med* 6.500%, 09/15/18

3,002,530

8,538,000

Giant Funding Corp.µ* 8.250%, 02/01/18

9,028,935

2,846,000

HCA, Inc.* 7.750%, 05/15/21

2,860,230

HealthSouth Corp.µ

3,083,000

7.750%, 09/15/22

3,098,415

2,372,000

7.250%, 10/01/18

2,383,860

Mylan, Inc.*

5,559,000

7.625%, 07/15/17µ

6,170,490

3,083,000

7.875%, 07/15/20

3,468,375

5,692,000

Teleflex, Inc. 6.875%, 06/01/19

5,919,680

Valeant Pharmaceuticals International, Inc.*

7,115,000

7.000%, 10/01/20

7,079,425

3,320,000

7.250%, 07/15/22µ

3,286,800

1,233,000

6.750%, 10/01/17

1,239,165

9,748,000

Warner Chilcott Company, LLC 7.750%, 09/15/18

10,211,030

79,846,457

Industrials (13.1%)

6,475,000

Abengoa, SAµ* 8.875%, 11/01/17

6,572,125

6,167,000

BE Aerospace, Inc.µ 8.500%, 07/01/18

6,768,282

Belden, Inc.µ

6,167,000

9.250%, 06/15/19

6,629,525

1,893,000

7.000%, 03/15/17

1,911,930

See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

9

Schedule of
Investments    October 31, 2011

PRINCIPAL AMOUNT

VALUE

3,706,000

Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21

$
3,678,205

2,846,000

Clean Harbors, Inc. 7.625%, 08/15/16

3,023,875

Deluxe Corp.µ

5,735,000

7.375%, 06/01/15

5,806,687

5,692,000

7.000%, 03/15/19*

5,663,540

4,580,000

Dycom Investments, Inc.µ 7.125%, 01/15/21

4,511,300

949,000

Esterline Technologies Corp.µ 7.000%, 08/01/20

994,077

FTI Consulting, Inc.µ

4,032,000

7.750%, 10/01/16

4,223,520

2,609,000

6.750%, 10/01/20

2,648,135

2,372,000

GEO Group, Inc.µ 6.625%, 02/15/21

2,372,000

4,588,000

GeoEye, Inc.µ 8.625%, 10/01/16

4,886,220

1,774,000

H&E Equipment Services, Inc. 8.375%, 07/15/16

1,805,045

Huntington Ingalls Industries, Inc.*

248,000

7.125%, 03/15/21

252,340

237,000

6.875%, 03/15/18

239,963

5,168,000

Interline Brands, Inc.µ 7.000%, 11/15/18

5,297,200

1,897,000

GBP

Iron Mountain, Inc.* 7.250%, 04/15/14

2,989,184

3,320,000

Manitowoc Company, Inc.µ 8.500%, 11/01/20

3,469,400

2,846,000

Mobile Mini, Inc. 7.875%, 12/01/20

2,860,230

655,000

Navistar International Corp. 8.250%, 11/01/21

715,588

4,658,000

Oshkosh Corp.µ 8.500%, 03/01/20

4,821,030

2,571,000

Polypore International, Inc. 7.500%, 11/15/17

2,635,275

4,744,000

Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19

4,767,720

9,013,000

Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17

9,734,040

7,590,000

Terex Corp.µ 8.000%, 11/15/17

7,495,125

Triumph Group, Inc.

6,167,000

8.625%, 07/15/18

6,814,535

892,000

8.000%, 11/15/17

958,900

3,568,000

Tutor Perini Corp. 7.625%, 11/01/18

3,345,000

1,897,000

WESCO Distribution, Inc. 7.500%, 10/15/17

1,953,910

119,843,906

PRINCIPAL AMOUNT

VALUE

Information Technology (7.0%)

Amkor Technology, Inc.

5,218,000

7.375%, 05/01/18µ

$
5,296,270

891,000

6.625%, 06/01/21

850,905

7,115,000

Audatex North America, Inc.* 6.750%, 06/15/18

7,257,300

7,590,000

EH Holding Corp.µ* 7.625%, 06/15/21

7,893,600

Equinix, Inc.

6,167,000

7.000%, 07/15/21µ

6,583,272

2,467,000

8.125%, 03/01/18

2,701,365

2,941,000

Fidelity National Information Services, Inc. 7.875%, 07/15/20

3,227,748

887,000

Hynix Semiconductor, Inc.* 7.875%, 06/27/17

913,610

9,013,000

iGATE Corp.µ* 9.000%, 05/01/16

9,013,000

2,482,000

Lexmark International, Inc.µ 6.650%, 06/01/18

2,758,942

6,622,000

Sanmina-SCI Corp.µ* 7.000%, 05/15/19

6,390,230

Seagate Technology

3,320,000

6.875%, 05/01/20

3,270,200

2,846,000

7.000%, 11/01/21*

2,803,310

949,000

7.750%, 12/15/18*

996,450

3,700,000

ViaSat, Inc. 8.875%, 09/15/16

3,829,500

63,785,702

Materials (7.1%)

1,992,000

Airgas, Inc.µ 7.125%, 10/01/18

2,128,528

3,558,000

Allegheny Ludlum Corp.µ 6.950%, 12/15/25

3,930,266

1,018,000

Boise Cascade Holdings, LLC 7.125%, 10/15/14

1,000,185

5,249,000

Clearwater Paper Corp.µ 7.125%, 11/01/18

5,498,328

8,538,000

FMG Resources* 8.250%, 11/01/19

8,666,070

6,527,000

Greif, Inc.µ 7.750%, 08/01/19

7,049,160

1,018,000

Kraton Polymers, LLC 6.750%, 03/01/19

987,460

3,384,000

Nalco Company 8.250%, 05/15/17

3,773,160

6,050,000

Neenah Paper, Inc.µ 7.375%, 11/15/14

6,065,125

4,298,000

Sealed Air Corp.* 8.125%, 09/15/19

4,674,075

4,193,000

Silgan Holdings, Inc.µ 7.250%, 08/15/16

4,444,580

10

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

See accompanying Notes to Schedule of Investments

Schedule of Investments    October 31, 2011

PRINCIPAL AMOUNT

VALUE

Steel Dynamics, Inc.

8,951,000

7.750%, 04/15/16µ

$
9,465,682

1,637,000

7.625%, 03/15/20

1,743,405

4,601,000

Union Carbide Corp.µ 7.875%, 04/01/23

5,561,367

64,987,391

Telecommunication Services (4.8%)

5,730,000

CenturyLink, Inc.µ 6.875%, 01/15/28

5,442,354

Frontier Communications Corp.

7,305,000

9.000%, 08/15/31µ

7,195,425

2,846,000

8.250%, 04/15/17

3,052,335

10,398,000

MetroPCS Wireless, Inc.µ 7.875%, 09/01/18

10,631,955

6,641,000

Qwest Communications International, Inc.µ 7.750%, 02/15/31

6,541,385

Windstream Corp.

8,159,000

7.750%, 10/15/20

8,566,950

2,846,000

7.500%, 04/01/23µ

2,902,920

44,333,324

Utilities (1.6%)

Calpine Corp.*

4,981,000

7.875%, 07/31/20µ

5,367,028

2,609,000

7.875%, 01/15/23

2,765,540

NRG Energy, Inc.*

5,692,000

7.875%, 05/15/21µ

5,777,380

949,000

7.625%, 05/15/19~

953,745

14,863,693

TOTAL CORPORATE BONDS (Cost $767,263,098)

792,704,771

CONVERTIBLE BONDS (15.9%)

Consumer Discretionary (2.4%)

13,000,000

Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23

14,560,000

8,820,000

Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31

7,111,125

21,671,125

Energy (1.0%)

11,000,000

Chesapeake Energy Corp.µ 2.250%, 12/15/38

9,597,500

Financials (0.6%)

5,500,000

Affiliated Managers Group, Inc.µ 3.950%, 08/15/38

5,988,125

PRINCIPAL AMOUNT

VALUE

Health Care (0.1%)

570,000

Teleflex, Inc. 3.875%, 08/01/17

$
674,738

Industrials (1.1%)

1,508,000

Navistar International Corp.µ 3.000%, 10/15/14

1,696,500

8,441,000

Trinity Industries, Inc.µ 3.875%, 06/01/36

8,103,360

9,799,860

Information Technology (6.0%)

41,000,000

Intel Corp.µ 2.950%, 12/15/35

44,177,500

4,167,000

Nuance Communications, Inc.* 2.750%, 11/01/31

4,594,117

5,000,000

Rovi Corp.µ 2.625%, 02/15/40

6,331,250

55,102,867

Materials (4.4%)

3,514,000

Allegheny Technologies, Inc. 4.250%, 06/01/14

4,787,825

8,300,000

Anglo American, PLCµ 4.000%, 05/07/14

12,036,045

7,400,000

AngloGold Ashanti, Ltd.µ 3.500%, 05/22/14

8,510,000

10,090,000

Newmont Mining Corp.µ 3.000%, 02/15/12

14,756,625

40,090,495

Telecommunication Services (0.3%)

2,750,000

tw telecom, Inc.µ 2.375%, 04/01/26

3,183,125

TOTAL CONVERTIBLE BONDS (Cost $139,302,532)

146,107,835

U.S. GOVERNMENT AND AGENCY SECURITIES (0.8%)

United States Treasury Note~

4,032,000

1.000%, 03/31/12

4,047,914

3,558,000

0.875%, 01/31/12

3,565,924

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $7,608,190)

7,613,838

SOVEREIGN BONDS (1.6%)

Federal Republic of Brazil

1,755,000

BRL

10.000%, 01/01/12

10,530,930

617,000

BRL

10.000%, 01/01/13

3,694,374

TOTAL SOVEREIGN BONDS (Cost $13,828,719)

14,225,304

See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

11

Schedule of
Investments    October 31, 2011

PRINCIPAL AMOUNT

VALUE

SYNTHETIC CONVERTIBLE SECURITIES (5.6%)

Corporate Bonds (4.6%)

Consumer Discretionary (0.9%)

231,000

American Axle & Manufacturing, Inc.µ 7.875%, 03/01/17

$
235,042

237,000

Asbury Automotive Group, Inc.µ 7.625%, 03/15/17

234,630

180,000

Cedar Fair, LPµ 9.125%, 08/01/18

196,200

351,000

Cooper Tire & Rubber Companyµ 8.000%, 12/15/19

365,040

266,000

Dana Holding Corp. 6.750%, 02/15/21

271,320

DISH Network Corp.µ

385,000

7.875%, 09/01/19

424,462

323,000

7.125%, 02/01/16

344,802

300,000

Express, LLCµ 8.750%, 03/01/18

323,250

102,000

GameStop Corp.µ 8.000%, 10/01/12

102,265

Goodyear Tire & Rubber Companyµ

282,000

8.250%, 08/15/20

303,150

97,000

7.000%, 03/15/28

94,090

372,000

Hanesbrands, Inc.µ‡ 3.770%, 12/15/14

371,070

477,000

Hasbro, Inc.µ 6.600%, 07/15/28

541,909

96,000

Interpublic Group of Companies, Inc. 10.000%, 07/15/17

110,400

J.C. Penney Company, Inc.

160,000

6.375%, 10/15/36µ

135,200

147,000

7.125%, 11/15/23µ

147,735

77,000

7.650%, 08/15/16

82,198

Jaguar Land Rover, PLC*

185,000

7.750%, 05/15/18

184,075

154,000

8.125%, 05/15/21

152,460

389,000

Jarden Corp.µ 7.500%, 05/01/17

418,175

282,000

Lear Corp. 8.125%, 03/15/20

310,200

180,000

Liberty Media Corp.µ 8.250%, 02/01/30

174,600

Limited Brands, Inc.µ

154,000

7.600%, 07/15/37

151,690

51,000

6.950%, 03/01/33

47,175

190,000

Live Nation Entertainment, Inc.* 8.125%, 05/15/18

183,350

126,000

NetFlix, Inc.µ 8.500%, 11/15/17

131,355

243,000

Perry Ellis International, Inc.µ 7.875%, 04/01/19

247,860

186,000

Phillips-Van Heusen Corp. 7.375%, 05/15/20

202,740

PRINCIPAL AMOUNT

VALUE

Royal Caribbean Cruises, Ltd.

610,000

7.500%, 10/15/27µ

$
593,225

51,000

7.000%, 06/15/13µ

53,678

21,000

7.250%, 06/15/16

22,365

Service Corp. International

436,000

7.500%, 04/01/27µ

438,180

103,000

7.000%, 05/15/19

108,665

51,000

7.625%, 10/01/18µ

56,228

51,000

Speedway Motorsports, Inc. 8.750%, 06/01/16

55,335

208,000

Vail Resorts, Inc.* 6.500%, 05/01/19

211,120

301,000

Wynn Las Vegas, LLC 7.750%, 08/15/20

332,605

8,357,844

Consumer Staples (0.2%)

47,000

Constellation Brands, Inc. 8.375%, 12/15/14

52,875

264,000

Darling International, Inc.µ 8.500%, 12/15/18

297,660

154,000

Dean Foods Company 9.750%, 12/15/18

165,935

213,000

Elizabeth Arden, Inc.µ 7.375%, 03/15/21

216,728

337,000

JBS USA, LLCµ* 7.250%, 06/01/21

316,780

513,000

Smithfield Foods, Inc.µ 7.750%, 07/01/17

556,605

1,606,583

Energy (1.1%)

1,308,000

NOK

Aker Solutions, ASA 8.700%, 06/26/14

254,135

Arch Coal, Inc.

333,000

8.750%, 08/01/16µ

365,467

105,000

7.250%, 10/01/20

109,463

61,000

Arch Western Finance, LLCµ 6.750%, 07/01/13

61,763

297,000

Basic Energy Services, Inc.* 7.750%, 02/15/19

298,485

Berry Petroleum Company

342,000

8.250%, 11/01/16µ

356,535

103,000

10.250%, 06/01/14

117,162

385,000

Bill Barrett Corp.µ 7.625%, 10/01/19

408,100

251,000

Brigham Exploration Companyµ 8.750%, 10/01/18

297,435

404,000

Bristow Group, Inc.µ 7.500%, 09/15/17

422,180

436,000

Calfrac Holdings, LPµ* 7.500%, 12/01/20

420,740

180,000

Calumet Specialty Products* 9.375%, 05/01/19

171,900

12

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

See accompanying Notes to Schedule of Investments

Schedule of Investments    October 31, 2011

PRINCIPAL AMOUNT

VALUE

462,000

Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18

$
471,240

205,000

Chesapeake Energy Corp.µ 9.500%, 02/15/15

235,750

359,000

Clayton Williams Energy, Inc.µ* 7.750%, 04/01/19

333,870

451,000

Complete Production Services, Inc.µ 8.000%, 12/15/16

471,295

421,000

Comstock Resources, Inc.µ 8.375%, 10/15/17

433,630

278,000

Concho Resources, Inc.µ 8.625%, 10/01/17

304,410

103,000

Continental Resources, Inc.µ 8.250%, 10/01/19

114,330

Frontier Oil Corp.

372,000

8.500%, 09/15/16µ

394,320

50,000

6.875%, 11/15/18

51,250

240,000

GulfMark Offshore, Inc.µ 7.750%, 07/15/14

237,000

410,000

Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16

432,550

156,000

HollyFrontier Corp.µ 9.875%, 06/15/17

171,600

202,000

Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17

205,030

Linn Energy, LLC

256,000

8.625%, 04/15/20

283,520

51,000

6.500%, 05/15/19*

51,510

26,000

7.750%, 02/01/21

27,885

231,000

Pride International, Inc.µ 8.500%, 06/15/19

292,571

282,000

SEACOR Holdings, Inc.µ 7.375%, 10/01/19

302,451

390,000

SESI, LLCµ 6.875%, 06/01/14

391,950

224,000

SM Energy Companyµ* 6.625%, 02/15/19

227,360

Swift Energy Company

354,000

8.875%, 01/15/20µ

375,240

123,000

7.125%, 06/01/17

125,460

280,000

Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19

294,700

26,000

Unit Corp. 6.625%, 05/15/21

25,610

385,000

W & T Offshore, Inc.* 8.500%, 06/15/19

394,625

91,000

Whiting Petroleum Corp. 6.500%, 10/01/18

95,323

10,027,845

Financials (0.2%)

151,000

AON Corp.µ 8.205%, 01/01/27

176,628

PRINCIPAL AMOUNT

VALUE

86,000

Chesapeake Oilfield Op/Fin.* 6.625%, 11/15/19

$
88,580

77,000

Janus Capital Group, Inc. 6.700%, 06/15/17

81,274

Leucadia National Corp.

558,000

8.125%, 09/15/15µ

605,430

99,000

7.125%, 03/15/17

103,208

308,000

Nuveen Investments, Inc. 10.500%, 11/15/15

309,540

OMEGA Healthcare Investors, Inc.

197,000

7.500%, 02/15/20µ

209,805

77,000

6.750%, 10/15/22~

78,155

256,000

Senior Housing Properties Trustµ 8.625%, 01/15/12

258,962

1,911,582

Health Care (0.4%)

103,000

Bio-Rad Laboratories, Inc.µ 8.000%, 09/15/16

112,785

128,000

Community Health Systems, Inc. 8.875%, 07/15/15

131,360

367,000

DaVita, Inc.µ 6.625%, 11/01/20

371,588

Endo Pharmaceuticals Holdings, Inc.µ*

462,000

7.000%, 12/15/20

496,650

77,000

7.000%, 07/15/19

83,545

154,000

Fresenius Med* 6.500%, 09/15/18

162,470

462,000

Giant Funding Corp.µ* 8.250%, 02/01/18

488,565

154,000

HCA, Inc.* 7.750%, 05/15/21

154,770

HealthSouth Corp.µ

167,000

7.750%, 09/15/22

167,835

128,000

7.250%, 10/01/18

128,640

Mylan, Inc.*

301,000

7.625%, 07/15/17µ

334,110

167,000

7.875%, 07/15/20

187,875

308,000

Teleflex, Inc. 6.875%, 06/01/19

320,320

Valeant Pharmaceuticals International, Inc.*

385,000

7.000%, 10/01/20

383,075

180,000

7.250%, 07/15/22µ

178,200

67,000

6.750%, 10/01/17

67,335

3,769,123

Industrials (0.7%)

350,000

Abengoa, SAµ* 8.875%, 11/01/17

355,250

333,000

BE Aerospace, Inc.µ 8.500%, 07/01/18

365,467

Belden, Inc.µ

333,000

9.250%, 06/15/19

357,975

102,000

7.000%, 03/15/17

103,020

See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

13

Schedule of
Investments    October 31, 2011

PRINCIPAL AMOUNT

VALUE

200,000

Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21

$
198,500

154,000

Clean Harbors, Inc. 7.625%, 08/15/16

163,625

Deluxe Corp.µ

310,000

7.375%, 06/01/15

313,875

308,000

7.000%, 03/15/19*

306,460

248,000

Dycom Investments, Inc.µ 7.125%, 01/15/21

244,280

51,000

Esterline Technologies Corp.µ 7.000%, 08/01/20

53,422

FTI Consulting, Inc.µ

218,000

7.750%, 10/01/16

228,355

141,000

6.750%, 10/01/20

143,115

128,000

GEO Group, Inc.µ 6.625%, 02/15/21

128,000

248,000

  GeoEye, Inc.µ   8.625%,
10/01/16

264,120

96,000

H&E Equipment Services, Inc. 8.375%, 07/15/16

97,680

Huntington Ingalls Industries, Inc.*

13,000

7.125%, 03/15/21

13,228

13,000

6.875%, 03/15/18

13,163

279,000

Interline Brands, Inc.µ 7.000%, 11/15/18

285,975

103,000

GBP

Iron Mountain, Inc.* 7.250%, 04/15/14

162,301

180,000

Manitowoc Company, Inc.µ 8.500%, 11/01/20

188,100

154,000

Mobile Mini, Inc. 7.875%, 12/01/20

154,770

35,000

Navistar International Corp. 8.250%, 11/01/21

38,238

252,000

Oshkosh Corp.µ 8.500%, 03/01/20

260,820

139,000

Polypore International, Inc. 7.500%, 11/15/17

142,475

256,000

Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19

257,280

487,000

Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17

525,960

410,000

Terex Corp.µ 8.000%, 11/15/17

404,875

Triumph Group, Inc.

333,000

8.625%, 07/15/18

367,965

48,000

8.000%, 11/15/17

51,600

193,000

Tutor Perini Corp. 7.625%, 11/01/18

180,937

103,000

WESCO Distribution, Inc. 7.500%, 10/15/17

106,090

6,476,921

PRINCIPAL AMOUNT

VALUE

Information Technology (0.4%)

Amkor Technology, Inc.

282,000

7.375%, 05/01/18µ

$
286,230

48,000

6.625%, 06/01/21

45,840

385,000

Audatex North America, Inc.* 6.750%, 06/15/18

392,700

410,000

EH Holding Corp.µ* 7.625%, 06/15/21

426,400

Equinix, Inc.

333,000

7.000%, 07/15/21µ

355,477

133,000

8.125%, 03/01/18

145,635

159,000

Fidelity National Information Services, Inc. 7.875%, 07/15/20

174,503

48,000

Hynix Semiconductor, Inc.* 7.875%, 06/27/17

49,440

487,000

iGATE Corp.µ* 9.000%, 05/01/16

487,000

134,000

Lexmark International, Inc.µ 6.650%, 06/01/18

148,952

358,000

Sanmina-SCI Corp.µ* 7.000%, 05/15/19

345,470

Seagate Technology

180,000

6.875%, 05/01/20

177,300

154,000

7.000%, 11/01/21*

151,690

51,000

7.750%, 12/15/18*

53,550

200,000

ViaSat, Inc. 8.875%, 09/15/16

207,000

3,447,187

Materials (0.4%)

108,000

Airgas, Inc.µ 7.125%, 10/01/18

115,402

192,000

Allegheny Ludlum Corp.µ 6.950%, 12/15/25

212,089

55,000

Boise Cascade Holdings, LLC 7.125%, 10/15/14

54,037

284,000

Clearwater Paper Corp.µ 7.125%, 11/01/18

297,490

462,000

FMG Resources* 8.250%, 11/01/19

468,930

353,000

Greif, Inc.µ 7.750%, 08/01/19

381,240

55,000

Kraton Polymers, LLC 6.750%, 03/01/19

53,350

183,000

Nalco Holding Company 8.250%, 05/15/17

204,045

327,000

Neenah Paper, Inc.µ 7.375%, 11/15/14

327,817

232,000

Sealed Air Corp.* 8.125%, 09/15/19

252,300

227,000

Silgan Holdings, Inc.µ 7.250%, 08/15/16

240,620

14

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

See accompanying Notes to Schedule of Investments

Schedule of Investments    October 31, 2011

PRINCIPAL AMOUNT

VALUE

Steel Dynamics, Inc.

484,000

7.750%, 04/15/16µ

$
511,830

88,000

7.625%, 03/15/20

93,720

249,000

Union Carbide Corp.µ 7.875%, 04/01/23

300,974

3,513,844

Telecommunication Services (0.2%)

310,000

CenturyLink, Inc.µ 6.875%, 01/15/28

294,438

Frontier Communications Corp.

395,000

9.000%, 08/15/31µ

389,075

154,000

8.250%, 04/15/17

165,165

562,000

MetroPCS Wireless, Inc.µ 7.875%, 09/01/18

574,645

359,000

Qwest Communications International, Inc.µ 7.750%, 02/15/31

353,615

Windstream Corp.

441,000

7.750%, 10/15/20

463,050

154,000

7.500%, 04/01/23µ

157,080

2,397,068

Utilities (0.1%)

Calpine Corp.*

269,000

7.875%, 07/31/20µ

289,848

141,000

7.875%, 01/15/23

149,460

NRG Energy, Inc.*

308,000

7.875%, 05/15/21µ

312,620

51,000

7.625%, 05/15/19~

51,255

803,183

TOTAL CORPORATE BONDS

42,311,180

U.S. Government and Agency Securities (0.0%)

United States Treasury Note~

218,000

1.000%, 03/31/12

218,860

192,000

0.875%, 01/31/12

192,428

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES

411,288

Sovereign Bonds (0.1%)

Federal Republic of Brazil

95,000

BRL

10.000%, 01/01/12

570,050

33,000

BRL

10.000%, 01/01/13

197,592

TOTAL SOVEREIGN BONDS

767,642

NUMBER OF CONTRACTS

VALUE

Purchased Options (0.9%) #

Consumer Discretionary (0.3%)

485

Amazon.com, Inc. Call, 01/19/13, Strike $240.00

1,367,700

NUMBER OF CONTRACTS

VALUE

130

Priceline.com, Inc. Call, 01/19/13, Strike $520.00

$
1,194,050

2,561,750

Information Technology (0.6%)

315

Apple, Inc. Call, 01/19/13, Strike $395.00

2,145,150

3,150

EMC Corp. Call, 01/19/13, Strike $25.00

1,000,125

2,000

Oracle Corp. Call, 01/19/13, Strike $30.00

1,250,000

1,500

QUALCOMM, Inc. Call, 01/19/13, Strike $55.00

810,000

5,205,275

TOTAL PURCHASED OPTIONS

7,767,025

TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $51,325,046)

51,257,135

NUMBER OF SHARES

VALUE

CONVERTIBLE PREFERRED STOCKS (13.1%)

Consumer Staples (1.3%)

90,600

Bunge, Ltd.µ 4.875%

8,776,875

260,000

Dole Food Automatic Exchangeµ* 7.000%

2,652,806

11,429,681

Energy (2.9%)

325,000

Apache Corp.µ 6.000%

18,297,500

7,500

Chesapeake Energy Corp.* 5.750%

8,718,750

27,016,250

Financials (5.7%)

310,000

Affiliated Managers Group, Inc.µ 5.150%

12,438,750

19,301

Bank of America Corp.µ 7.250%

16,521,656

168,000

MetLife, Inc.µ 5.000%

11,408,880

11,600

Wells Fargo & Companyµ 7.500%

12,251,340

52,620,626

Industrials (0.6%)

46,760

Stanley Black & Decker, Inc.µ 4.750%

5,352,617

See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

15

Schedule of
Investments    October 31, 2011

NUMBER OF SHARES

VALUE

Materials (1.3%)

158,810

Vale, SAµ 6.750%

$
12,133,084

Utilities (1.3%)

229,650

NextEra Energy, Inc.µ 7.000%

11,804,010

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $125,720,640)

120,356,268

NUMBER OF UNITS

VALUE

STRUCTURED EQUITY-LINKED SECURITIES (3.2%) +*

Energy (1.3%)

89,200

Credit Suisse Group (Baker Hughes, Inc.) 8.000%, 01/31/12

5,494,720

196,000

Deutsche Bank, AG (Chesapeake Energy Corp.) 8.000%, 01/24/12

5,836,880

11,331,600

Health Care (0.7%)

66,200

Deutsche Bank, AG (Biogen) 8.000%, 12/13/11

6,522,686

Information Technology (1.2%)

223,100

Barclays Capital, Inc. (EMC Corp.) 8.000%, 12/23/11

5,586,424

148,300

  Credit Suisse Group   (Autodesk,
Inc.) 8.000%, 01/31/12

5,451,508

11,037,932

TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $31,552,755)

28,892,218

NUMBER OF SHARES

VALUE

COMMON STOCKS (1.2%)

Financials (0.0%)

17,300

American International Group, Inc.#

427,137

Health Care (1.2%)

311,671

Merck & Company, Inc.µ

10,752,650

TOTAL COMMON STOCKS (Cost $12,914,250)

11,179,787

NUMBER OF SHARES

VALUE

SHORT TERM INVESTMENT (4.9%)

44,780,155

Fidelity Prime Money Market Fund - Institutional Class (Cost $44,780,155)

$
44,780,155

TOTAL INVESTMENTS (132.7%) (Cost $1,194,295,385)

1,217,117,311

LIABILITIES, LESS OTHER ASSETS (-32.7%)

(299,578,463
)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)

$
917,538,848

NOTES TO SCHEDULE OF INVESTMENTS

µ
Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $841,428,150. $302,270,564 of the collateral has been re-registered by the counterparty.

‡
Variable rate or step bond security. The rate shown is the rate in effect at October 31, 2011.

*
Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At October 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $172,589,824 or 18.8% of net assets applicable to common shareholders.

~
Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $8,656,886.

§
Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#
Non-income producing security.

+
Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL

Brazilian Real

GBP

British Pound Sterling

NOK

Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

16

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

See accompanying Notes to Financial Statements

Schedule of Investments    October 31, 2011

INTEREST RATE SWAPS

COUNTERPARTY

FIXED RATE (FUND PAYS)

FLOATING RATE (FUND RECEIVES)

TERMINATION DATE

NOTIONAL AMOUNT

UNREALIZED APPRECIATION/ (DEPRECIATION)

BNP Paribas, SA

2.4300% quarterly

3 month LIBOR

04/14/14

$
115,000,000

$
(5,300,125
)

BNP Paribas, SA

1.8650% quarterly

3 month LIBOR

04/14/12

75,000,000

(541,773
)

BNP Paribas, SA

1.8525% quarterly

3 month LIBOR

09/14/12

53,000,000

(735,011
)

$
(6,576,909
)

See accompanying Notes to Financial Statements

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

17

Statement of Assets and Liabilities    October 31,
2011

ASSETS

Investments in securities, at value (cost $1,194,295,385)

$
1,217,117,311

Receivables:

Accrued interest and dividends

18,481,016

Investments sold

5,785,808

Prepaid expenses

21,773

Other assets

153,022

Total assets

1,241,558,930

LIABILITIES

Unrealized depreciation on interest rate swaps

6,576,909

Payables:

Note payable

314,000,000

Investments purchased

2,299,825

Affiliates:

Investment advisory fees

807,431

Deferred compensation to trustees

153,022

Financial accounting fees

11,561

Trustees’ fees and officer compensation

2,346

Other accounts payable and accrued liabilities

168,988

Total liabilities

324,020,082

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

$
917,538,848

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

Common stock, no par value, unlimited shares authorized 72,148,383 shares issued and outstanding

$
1,009,053,014

Undistributed net investment income (loss)

(20,024,785
)

Accumulated net realized gain (loss) on investments, foreign currency transactions and interest rate swaps

(87,733,740
)

Unrealized appreciation (depreciation) of investments, foreign currency translations and interest rate swaps

16,244,359

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

$
917,538,848

Net asset value per common shares based upon 72,148,383 shares issued and outstanding

$
12.72

18

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

See accompanying Notes to Financial Statements

Statement of Operations    Year Ended October 31,
2011

INVESTMENT INCOME

Interest

$
66,499,016

Dividends

13,228,141

Securities lending income

140,698

Total investment income

79,867,855

EXPENSES

Investment advisory fees

9,757,740

Interest expense and related fees

3,883,547

Deferred debt structuring fee

879,453

Financial accounting fees

138,939

Printing and mailing fees

100,771

Accounting fees

85,387

Audit fees

67,239

Registration fees

67,065

Custodian fees

62,129

Trustees’ fees and officer compensation

47,000

Transfer agent fees

30,571

Legal fees

12,799

Other

68,907

Total expenses

15,201,547

Less expense reductions

(211,906
)

Net expenses

14,989,641

NET INVESTMENT INCOME (LOSS)

64,878,214

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments, excluding purchased options

(15,555,078
)

Purchased options

1,625,553

Foreign currency transactions

47,050

Interest rate swaps

(4,552,188
)

Change in net unrealized appreciation/(depreciation) on:

Investments, excluding purchased options

2,374,984

Purchased options

(1,571,245
)

Foreign currency translations

(17,390
)

Interest rate swaps

2,994,878

NET GAIN (LOSS)

(14,653,436
)

NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS

$
50,224,778

See accompanying Notes to Financial Statements

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

19

Statements of Changes in Net Assets

YEAR ENDED OCTOBER 31,

2011

2010

OPERATIONS

Net investment income (loss)

$
64,878,214

$
66,997,923

Net realized gain (loss)

(18,434,663
)

(4,440,865
)

Change in unrealized appreciation/(depreciation)

3,781,227

86,549,294

Net increase (decrease) in net assets applicable to common shareholders resulting from operations

50,224,778

149,106,352

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM

Net investment income

(61,184,118
)

(71,413,706
)

Return of capital

(11,859,447
)

—

Net decrease in net assets from distributions to common shareholders

(73,043,565
)

(71,413,706
)

CAPITAL STOCK TRANSACTIONS

Proceeds from common shares sold

17,073,138

8,469,828

Offering costs on common shares

(273,639
)

(86,344
)

Reinvestment of distributions resulting in the issuance of common stock

2,279,690

2,433,586

Net increase (decrease) in net assets from capital stock transactions

19,079,189

10,817,070

TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

(3,739,598
)

88,509,716

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

Beginning of year

$
921,278,446

$
832,768,730

End of year

917,538,848

921,278,446

Undistributed net investment income (loss)

$
(20,024,785
)

$
(20,682,900
)

20

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

See accompanying Notes to Financial Statements

Statement of Cash Flows    Year Ended October 31,
2011

CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase/(decrease) in net assets from operations

$
50,224,778

  Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash used for operating activities:

Purchase of investment securities

(590,835,386
)

Net proceeds from disposition of short term investments

(1,938,212
)

Proceeds from disposition of investment securities

544,912,340

Amortization and accretion of fixed-income securities

(1,035,875
)

Net realized gains/losses from investments, excluding purchased options

15,555,078

Net realized gains/losses from purchased options

(1,625,553
)

Change in unrealized appreciation or depreciation on investments, excluding purchased options

(2,374,984
)

Change in unrealized appreciation or depreciation on purchased options

1,571,245

Change in unrealized appreciation or depreciation on interest rate swaps

(2,994,878
)

Net change in assets and liabilities:

(Increase)/decrease in assets:

Accrued interest and dividends receivable

(1,592,102
)

Prepaid expenses

267,517

Other assets

(15,738
)

Increase/(decrease) in liabilities:

Payables to affiliates

53,116

Other accounts payable and accrued liabilities

(270,680
)

Net cash provided by/(used in) operating activities

$
9,900,666

CASH FLOWS FROM FINANCING ACTIVITIES:

Proceeds from common shares sold

17,136,848

Offering costs related to common shares sold

(273,639
)

Distributions to common shareholders

(70,763,875
)

Proceeds from note payable

44,000,000

Net cash provided by/(used in) financing activities

$
(9,900,666
)

Cash at beginning of year

$
—

Cash at end of year

$
—

Supplemental disclosure

Cash paid for interest and related fees

$
3,890,015

Non-cash financing activities not included herein consists of reinvestment of dividends and distributions of:

$
2,279,690

See accompanying Notes to Financial Statements

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

21

Notes to Financial Statements

Note 1 – Organization and Significant Accounting Policies

Organization.  Calamos
Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation.  The valuation of the
Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund
investments that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its
NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S.
securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options
Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines
that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

22

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Notes to Financial Statements

When fair value pricing of securities is employed, the prices of securities used by a
Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions.  Investment transactions are recorded on a trade date basis. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency
Translation.  Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds.  Expenses directly attributable to the Fund are charged to the Fund; certain other common expenses of Calamos
Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund are
allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Use
of Estimates.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Other Assets.  Other assets include amounts of deferred
compensation to trustees and certain recoverable legal expenses under an insurance policy.

Income Taxes.  No provision has been made
for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Fund’s taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

The Fund recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2007 – 2010 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications.  Under the Fund’s organizational documents, the Fund is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund’s management expects the risk of material loss in connection to a potential claim to be remote.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

23

Notes to
Financial Statements

Note 2 – Investment Adviser and Transactions with Affiliates or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors LLC (“Calamos Advisors”), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets.
Calamos Advisors has contractually agreed to waive a portion of its management fee at the annual rate of 0.03% of the average managed assets of the Fund through the period ending May 31, 2011. For the year ended October 31, 2011, the total advisory fee waived pursuant to such agreement was $211,906 and is included in the Statement of Operations under the caption “Less expense reductions”.

Pursuant to a financial accounting services agreement, during the year the Fund paid Calamos Advisors a fee for financial accounting services payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets, 0.0150% on the next $1 billion of combined assets and 0.0110% on combined assets above $2 billion (for purposes of this calculation “combined assets” means the sum of the total average daily net assets of Calamos
Investment Trust, Calamos Advisors Trust, and the total average weekly managed assets of Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Convertible Opportunities and Income Fund, Calamos Global Total Return
Fund and Calamos Global Dynamic Income Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking and reporting tax adjustments on all assets; and monitoring trustee deferred compensation plan accruals and valuations. The Fund pays its pro rata share of the financial accounting services fee payable to Calamos Advisors based on its relative portion of combined assets used in calculating the fee.

The Fund reimburses Calamos Advisors for a portion of compensation paid to the
Fund’s Chief Compliance Officer. This compensation is reported as part of “Trustees’ fees and officer compensation” expense on the Statement of Operations.

A trustee and certain officers of the Fund are also officers and directors of Calamos Advisors. Such trustee and officers serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the “Plan”). Under the Plan, a trustee who is not an “interested person” (as defined in the
1940 Act) and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of Calamos Investment Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation of $153,022 is included in “Other assets” on the Statement of Assets and Liabilities at October 31, 2011. The Fund’s
obligation to make payments under the Plan is a general obligation of the Fund and is included in “Payable for deferred compensation to trustees” on the Statement of Assets and Liabilities at October 31, 2011.

Note 3 – Investments

The cost of purchases and
proceeds from sale of long-term investments for the year ended October 31, 2011 were as follows:

Cost of purchases

$
540,292,643

Proceeds from sales

483,793,940

The following information is presented on a federal income tax basis as of October 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of
investments for federal income tax purposes at October 31, 2011 was as follows:

Cost basis of investments

$
1,230,204,454

Gross unrealized appreciation

42,416,885

Gross unrealized depreciation

(55,504,028)

Net unrealized appreciation (depreciation)

$
(13,087,143)

24

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Notes to Financial Statements

Note 4 – Income Taxes

For the year ended October 31, 2011, the Fund recorded the following permanent reclassifications to reflect tax character. The results of operations and net assets were not affected by these reclassifications.

Paid-in capital

$
(11,859,448
)

Undistributed net investment income/(loss)

8,823,466

Accumulated net realized gain/(loss) on investments

3,035,982

The Fund intends to make monthly distributions from its income available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, and net realized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

Distributions
were characterized for federal income tax purposes as follows:

YEAR ENDED OCTOBER 31, 2011

YEAR ENDED OCTOBER 31, 2010

Distributions paid from:

Ordinary income

$
61,184,118

$
71,413,706

Long-term capital gains

—

—

Return of capital

11,859,447

—

As of October 31, 2011, the components of accumulated earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income

$
—

Undistributed capital gains

—

Total undistributed earnings

—

Accumulated capital and other losses

(71,719,917
)

Net unrealized gains/(losses)

(19,664,710
)

Total accumulated earnings/(losses)

(91,384,627
)

Other

(129,539
)

Paid-in capital

1,009,053,014

Net assets applicable to common shareholders

$
917,538,848

As of October 31, 2011, the Fund had capital loss carryforwards which, if not used, will expire as follows:

2017

$
(65,477,489)

2018

(4,324,027)

2019

(1,918,401)

Note 5 – Common Shares

There are unlimited common shares of beneficial interest authorized and 72,148,383 shares outstanding at October 31, 2011. Calamos Advisors owned 30,179 of the outstanding shares at October 31, 2011. Transactions in common shares were as follows:

YEAR ENDED OCTOBER 31, 2011

YEAR ENDED OCTOBER 31, 2010

Beginning shares

70,707,940

69,837,235

Shares sold

1,269,066

676,079

Shares issued through reinvestment of distribution

171,377

194,626

Ending shares

72,148,383

70,707,940

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

25

Notes to
Financial Statements

Notice is hereby given in accordance with Section 23(c) of the Investment Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market.

The Fund also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of the Fund’s common shares at the time such common shares are initially sold. Transactions for the fiscal year had net proceeds received in excess of net value of $170,488.

Note 6 – Derivative Instruments

Foreign Currency Risk.  The Fund may engage in portfolio
hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at October 31, 2011.

Equity Risk.  The Fund engages in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange traded funds (“ETFs”). The Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option,
it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

As of October 31,
2011, the Fund had outstanding purchased options and/or written options as listed on the Schedule of Investments.

Interest Rate
Risk.  The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 7 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Unrealized gains are reported as an asset, and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on interest rate swaps in the Statement of Operations. A realized gain or loss is recorded in net realized gain (loss) on interest rate swaps in the Statement of Operations upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Premiums paid to or by a Fund are accrued daily and included in realized gain (loss) when paid on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily based upon third party vendor valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may

26

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Notes to Financial Statements

exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, counterparty’s creditworthiness, and the possible lack of liquidity with respect to the contracts.

As of October 31,
2011, the Fund had outstanding interest rate swap agreements as listed on the Schedule of Investments.

Below are the types of derivatives in the Fund by
gross value as of October 31, 2011:

ASSETS

LIABILITIES

STATEMENT OF ASSETS & LIABILITIES LOCATION

VALUE

STATEMENT OF ASSETS & LIABILITIES LOCATION

VALUE

Derivative Type:

Equity-Purchased options

Investments in securities

$
7,767,025

Interest Rate Swaps

Unrealized appreciation on swaps

—

Unrealized depreciation on swaps

$
6,576,909

Volume of Derivative Activity for the Twelve Months Ended October 31, 2011*

Equity:

Purchased Options

7,890

*
Activity during the period is measured by opened number of contracts for options and opened notional amount for swap contracts.

Note 7 – Borrowings

The Fund, with the approval of its
board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.)
(“BNP”) that allows the Fund to borrow up to $400,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the
“pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the year ended October 31, 2011, the average borrowings and the average interest rate were $291,378,082 and 1.07%, respectively. As of October 31, 2011, the amount of such outstanding borrowings was $314,000,000. The interest rate applicable to the borrowings on October 31, 2011 was 1.08%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent
Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent
Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding
Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

27

Notes to
Financial Statements

equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Note 8 – Synthetic Convertible Securities

The Fund may establish a “synthetic” convertible
instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

Note 9 – Structured Equity-Linked Securities

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward foreign currency contract. Income received from these securities is recorded as dividends on the Statement of Operations.

Note 10 – Fair Value Measurements

Various
inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•

  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period and no significant transfers between levels occurred during the period.

28

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Notes to Financial Statements

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

LEVEL 1

LEVEL 2

LEVEL 3

TOTAL

Assets:

Corporate Bonds

$
—

$
792,704,771

$
—

$
792,704,771

Convertible Bonds

146,107,835

146,107,835

U.S. Government and Agency Securities

7,613,838

7,613,838

Sovereign Bonds

14,225,304

14,225,304

Synthetic Convertible Securities (Corporate Bonds)

42,311,180

42,311,180

Synthetic Convertible Securities (U.S. Government and Agency Securities)

411,288

411,288

Synthetic Convertible Securities (Sovereign Bonds)

767,642

767,642

Synthetic Convertible Securities (Purchased Options)

7,767,025

7,767,025

Convertible Preferred Stocks

75,965,077

44,391,191

120,356,268

Structured Equity-Linked Securities

28,892,218

28,892,218

Common Stocks

11,179,787

11,179,787

Short Term Investment

44,780,155

44,780,155

Total

$
139,692,044

$
1,077,425,267

$
—

$
1,217,117,311

Liabilities:

Interest Rate Swaps

$
—

$
6,576,909

$
—

$
6,576,909

Total

$
—

$
6,576,909

$
—

$
6,576,909

Note 11 – Legal Proceedings

The Fund, the Fund’s Board of Trustees, Calamos Advisors LLC, (the “Adviser”), and the corporate parent of the Adviser, Calamos Asset Management, Inc., among other persons, have been named as defendants in a putative class action complaint captioned Rutgers Casualty Ins. Co. v. Calamos, et al., currently pending in the United States District Court for the Northern District of Illinois related to the Fund’s redemption of its Auction
Rate Cumulative Preferred Shares (the “ARPS”) at their liquidation preference. The complaint generally alleges that the Fund’s Board of Trustees breached certain fiduciary duties owed to the common shareholders of the Fund by approving the redemption of the Fund’s ARPS at their liquidation preference, and by recapitalizing the Fund with debt-based borrowings that were allegedly less advantageous to the Fund’s common shareholders. The complaint also alleges that the Adviser, the corporate parent of the Adviser, and the Fund itself aided and abetted the Trustees’ alleged breaches of fiduciary duty and were unjustly enriched as a result. The suit seeks indeterminate monetary and punitive damages from the named defendants, as well as injunctive relief. The defendants believe that the complaint is without merit, intend to defend themselves vigorously against the allegations, and have moved to dismiss the case. That motion is pending before the district court.

The Calamos Convertible Opportunities and Income Fund (“CHI”), CHI’s Board of Trustees, the Adviser, and the
corporate parent of the Adviser, Calamos Asset Management, Inc. have been named as defendants in putative class action complaints filed by plaintiffs in the Circuit Court of Cook County, Illinois and removed by the defendants to the United States
District Court for the Northern District of Illinois related to the Fund’s redemption of its previously outstanding Auction Rate Cumulative Preferred Shares (the “ARPS”) at their liquidation preference. The complaints, captioned Brown
v. Calamos, et al. and Bourrienne v. Calamos, et al., generally allege that the Fund’s Board of Trustees breached certain fiduciary duties owed to the common shareholders of CHI by approving the redemption of the CHI’s ARPS at their liquidation preference, and by recapitalizing CHI with debt-based borrowings that were allegedly less advantageous to CHI’s common shareholders. The complaints also allege that the Adviser and the corporate parent of the Adviser aided and abetted the Trustees’ alleged breaches of fiduciary duty and were unjustly enriched as a result, while the Brown complaint also alleges that the CHI itself aided and abetted these actions and was similarly unjustly enriched as a result. Both complaints allege identical causes of action and encompass materially identical putative classes and class periods. The suits seek indeterminate monetary and punitive damages from the named defendants, as well as injunctive relief. On March 14,
2011, the judge assigned to the Brown case dismissed it, and the plaintiff filed a Notice of Appeal in the United States Court of Appeals for the Seventh Circuit. The Seventh Circuit issued a decision on November 10, 2011 affirming the dismissal of the case entered by the lower court. On August 4, 2011, the judge assigned to the Bourrienne case dismissed it, and the plaintiff filed a Notice of Appeal in the United States Court of Appeals for the Seventh Circuit. The Seventh Circuit issued an order on December 7, 2011 dismissing the appeal pursuant to the parties’ stipulation of dismissal.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

29

Notes to
Financial Statements

The Fund believes that the litigation does not have any present material adverse effect on the Fund or on the ability of the Adviser to perform its obligations under its investment advisory contract with the Fund.

30

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

Year Ended October 31,

2011

2010

2009

2008

2007

Net asset value, beginning of period

$13.03

$11.92

$8.30

$15.64

$15.44

Income from investment operations:

Net investment income (loss)**

0.91

0.96

0.82

1.05

1.27

Net realized and unrealized gain (loss)

(0.20
)

1.17

3.82

(6.63
)

0.75

Distributions to preferred shareholders from:

Net investment income (common share equivalent basis)

—

—

—
(a)

(0.12
)

(0.30
)

Net realized gains (common share equivalent basis)

—

—

—

(0.07
)

(0.03
)

Total from investment operations

0.71

2.13

4.64

(5.77
)

1.69

Less distributions to common shareholders from:

Net investment income

(0.86
)

(1.02
)

(1.00
)

(1.34
)

(1.22
)

Net realized gains

—

—

(0.02
)

(0.23
)

(0.27
)

Return of capital

(0.16
)

—

—

—

—

Total distributions

(1.02
)

(1.02
)

(1.02
)

(1.57
)

(1.49
)

Capital charge resulting from issuance of common and preferred shares and related offering costs

—
(a)

—
(a)

—
(a)

—
(a)

—

Premiums from shares sold in at the market offerings

—
(a)

—
(a)

—

—

—

Net asset value, end of period

$12.72

$13.03

$11.92

$8.30

$15.64

Market value, end of period

$11.96

$13.19

$11.01

$8.74

$14.67

Total investment return based on:(b)

Net asset value

5.80%

18.88%

60.83%

(39.96%
)

11.31%

Market value

(1.73%
)

30.29%

41.07%

(32.59%
)

(5.06%
)

Net assets, end of period (000)

$917,539

$921,278

$832,769

$563,187

$1,054,614

Preferred shares, at redemption value ($25,000 per share liquidation preference) (000’s omitted)

$—

$—

$—

$80,000

$430,000

Ratios to average net assets applicable to common shareholders:

Net expenses(c)

1.61%

1.73%

3.01%

1.91%

1.18%

Gross expenses prior to expense reductions and earnings credits(c)

1.64%

1.79%

3.10%

2.04%

1.33%

Net expenses, excluding interest expense

1.20%

1.20%

2.37%

1.29%

1.18%

Net investment income (loss)(c)

6.99%

7.75%

8.56%

7.77%

8.20%

Preferred share distributions

—%

—%

0.04%

0.87%

1.95%

Net investment income (loss), net of preferred share distributions from net investment income

6.99%

7.75%

8.52%

6.90%

6.25%

Portfolio turnover rate

42%

39%

29%

55%

57%

Average commission rate paid

$0.0211

$—

$—

$—

$—

Asset coverage per preferred share, at end of period(d)

$—

$—

$—

$201,006

$86,333

Asset coverage per $1,000 of loan outstanding(e)

$3,922

$4,412

$4,084

$3,438

$—

**
Net investment income allocated based on average shares method.

(a)
Amount equated to less than $0.005 per common share.

(b)
Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported.
Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)
Does not reflect the effect of dividend payments to Preferred Shareholders.

(d)
Calculated by subtracting the Fund’s total liabilities (not including Preferred Shares) from the Fund’s total assets and dividing this by the number of Preferred Shares outstanding.

(e)
Calculated by subtracting the Fund’s total liabilities (not including Note payable) and preferred shares from the Fund’s total assets and dividing this by the amount of note payable outstanding, and by multiplying the result by 1,000.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

31

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Calamos Convertible and High Income Fund

We have audited the
accompanying statement of assets and liabilities, including the schedule of investments, of Calamos Convertible and High Income Fund (the “Fund”) as of October 31, 2011, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the Fund’s custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2011, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois

December 16,
2011

32

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Trustee Approval of Management
Agreement    (Unaudited)

The Board of Trustees of the Fund oversees the management of the Fund, and, as required by law, determines annually whether to continue the Fund’s management agreement with Calamos Advisors under which Calamos
Advisors serves as the investment manager and administrator for the Fund. The “Independent Trustees,” who comprise more than 80% of the Board, have never been affiliated with Calamos Advisors.

In connection with their most recent consideration regarding the continuation of the management agreement, the Trustees received and reviewed a substantial amount of information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of Calamos Advisors, they met separately in executive session with their counsel.

At a meeting held
on June 30, 2011, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Fund and Calamos Advisors were fair and reasonable in light of the nature, extent and quality of the services provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the
Trustees, including all of the Independent Trustees, approved the continuation of the management agreement through July 31, 2012, subject to possible earlier termination as provided in the agreement.

In connection with its consideration of the management agreement, the Board considered, among other things: (i) the nature, quality and extent of the
Adviser’s services, (ii) the investment performance of the Fund as well as performance information for comparable funds and other comparable clients of the advisor, (iii) the fees and other expenses paid by the Fund as well as expense information for comparable funds and for other comparable clients of the Adviser, (iv) the profitability of the Adviser and its affiliates from their relationship with the Fund, (v) the extent to which economies of scale may apply, and
(vi) other benefits to the Adviser from its relationship with the Fund. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the management agreements.

Nature, Extent and Quality of Services.  The Board’s consideration of the nature, extent and quality of the Adviser’s services to the
Fund took into account the knowledge gained from the Board’s meetings with the Adviser throughout the prior year. In addition, the Board considered: the Adviser’s long-term history of managing the Fund; the consistency of investment approach; the background and experience of the Adviser’s investment personnel responsible for managing the Fund; the Adviser’s performance as administrator of the Fund, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications; and frequent favorable recognition of the Adviser in the media and in industry publications. The Board also reviewed the Adviser’s resources and key personnel involved in providing investment management services to the Fund, including the time that investment personnel devote to the Fund and the investment results produced by the Adviser’s in-house research. The Board noted the personal investments that the Adviser’s key investment personnel have made in the Fund, which further aligns the interests of the Adviser and its personnel with those of the Fund’s shareholders. In addition, the Board considered compliance reports about the Adviser from the
Fund’s Chief Compliance Officer. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund were appropriate and consistent with the management agreements and that the Fund was likely to continue to benefit from services provided under its management agreement with the Adviser.

Investment Performance of the Fund.  The Board
considered the Fund’s investment performance over various time periods, including how the Fund performed compared to the median performance of a group of comparable funds (the Fund’s “Universe Median”) selected by Lipper, Inc., an independent data service provider. The performance periods considered by the Board ended on March 31, 2011. Where available, the Board considered one-, three-, five- and ten-year performance.

The Board considered the Fund’s net asset value performance, noting that the Fund outperformed its Universe Median during the three- and five-year periods, although it underperformed its Universe Median during the one-year period.

For the reasons noted above, the Board concluded that continuation of the management agreement for the Fund was in the best interest of the Fund and its shareholders.

Costs of Services Provided and Profits Realized by the
Adviser.  Using information provided by Lipper, the Board evaluated the Fund’s actual management fee rate compared to the median management fee rate for other mutual funds similar in size, character and

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

33

Trustee
Approval of Management Agreement    (Unaudited)

investment strategy (the Fund’s “Expense Group”), and the Fund’s total expense ratio compared to the median total expense ratio of the Fund’s Expense Group.

The Board considered that the Fund’s management fee rate is lower than the median of the Fund’s Expense Group. The Board also noted that the Fund’s total expense ratio, which reflects the total fees paid by an investor, is higher than median of the Fund’s Expense Group. The Board, in its consideration of expenses, also took into account its review of the Fund’s performance.

The Board also reviewed the Adviser’s management fee rates for its institutional separate accounts and for its sub-advised funds (for which the
Adviser provides portfolio management services only). The Board took into account the Adviser’s assertion that although, generally, the rates of fees paid by institutional clients were lower than the rates of fees paid by the Fund, the differences reflected the Adviser’s greater level of responsibilities and significantly broader scope of services regarding the Fund, and the more extensive regulatory obligations and risks associated with managing the Fund.

The Board also considered the Adviser’s costs in serving as the Fund’s investment adviser and manager, including costs associated with technology, infrastructure and compliance necessary to manage the Fund. The Board reviewed the Adviser’s methodology for allocating costs among the Adviser’s lines of business. The Board also considered information regarding the structure of the
Adviser’s compensation program for portfolio managers, analysts and certain other employees and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser in serving as the Fund’s investment manager and of the Adviser and its affiliates in all of their relationships with the Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Fund and the Adviser’s other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board also reviewed the annual report of the Adviser’s parent company and discussed its corporate structure.

After its review of all the matters addressed, including those outlined above, the Board concluded that the rate of management fee paid by the Fund to the Adviser, in light of the nature and quality of the services provided, was reasonable and in the best interests of the Fund’s shareholders.

Economies of Scale and Fee Levels Reflecting Those Economies.  In reviewing the Fund’s fees and expenses, the Trustees examined the potential benefits of economies of scale and whether any economies of scale should be reflected in the Fund’s fee structure. They noted that the Fund is a closed-end fund, and has therefore had a relatively stable asset base since commencement of operations and that there do not appear to have been any significant economies of scale realized since that time.

Other Benefits Derived from the Relationship with the Fund.  The Board also considered other benefits that accrue to the Adviser and its affiliates from their relationship with the Fund. The Board concluded that, other than the services to be provided by the Adviser and its affiliates pursuant to their agreements with the Fund and the fees payable by the Fund therefore, the Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Board also considered the Adviser’s use of a portion of the commissions paid by the
Fund on their portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of the Adviser and concluded, based on reports from the Fund’s Chief Compliance Officer, that the Adviser’s use of “soft” commission dollars to obtain research products and services was consistent with regulatory requirements.

After full
consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement with the Adviser was in the best interest of the Fund and its shareholders.

34

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Tax Information    (Unaudited)

We are providing this information as required by the Internal Revenue Code (Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2012, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2011.
Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund hereby designates $6,983,963 or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended October 31, 2011.

Under Section 854(b)(2) of the Code, the Fund hereby designates 10.31% of the ordinary income dividends as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2011.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

35

Trustees & Officers    (Unaudited)

The management of the Fund, including general supervision of the duties performed for the Fund under the investment management agreement between the Fund and
Calamos Advisors, is the responsibility of its board of trustees. Each trustee elected will hold office for the terms noted below or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Fund shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.

The following table
sets forth each trustee’s name, age at October 31, 2011, position(s) with the Fund, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed.

NAME AND AGE

POSITIONS(S) WITH FUND

PORTFOLIOS IN FUND COMPLEX^ OVERSEEN

  PRINCIPAL OCCUPATION(S)
AND OTHER DIRECTORSHIPS

Trustees who are interested persons of the Fund:

John P. Calamos, Sr., 71*

Trustee and President (since 1988) Term Expires 2014

19

Chairman, CEO, and Co-Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Holdings LLC (“CHLLC”) and Calamos Advisors LLC and its predecessor
(“Calamos Advisors”), and President and Co-Chief Investment Officer, Calamos Financial Services LLC and its predecessor (“CFS”); Director, CAM

Trustees who are not interested persons of the Fund:

Weston W. Marsh, 61

  Trustee (since 2002)   Term
Expires 2013

19

Of Counsel and, until December 31, 2005, Partner, Freeborn & Peters LLP (law firm)

John E. Neal, 61

  Trustee (since 2001)   Term
Expires 2012

19

Private investor; Director, Equity Residential (publicly-owned REIT) and Creation Investments (private international microfinance company); Partner, Linden LLC (health care private equity)

William R. Rybak, 60

  Trustee (since 2002)   Term
Expires 2014

19

Private investor; Director, Christian Brothers Investment Services, Inc. (since February 2010); formerly, Executive Vice President and Chief Financial Officer, Van Kampen Investments,
Inc. and subsidiaries (investment manager); Trustee, JNL Series Trust, JNL Investors Series Trust and JNL Variable Fund LLC**

Stephen B. Timbers, 67

  Trustee (since 2004) and Lead Independent Trustee (since 2005)
Term Expires 2013

19

Private investor

David D. Tripple, 67

  Trustee (since 2006)   Term
Expires 2012

19

Private investor; Trustee, Century Growth Opportunities Fund (since 2010), Century Shares Trust and Century Small Cap Select Fund (since January 2004)***

*
Mr. Calamos is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of the Fund and an affiliate of Calamos Advisors and CFS.
Mr. Calamos is the uncle of Nick P. Calamos, Vice President of the Fund.

**
Overseeing 104 portfolios in fund complex.

***
Overseeing three portfolios in fund complex.

^
The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund,
CALAMOS Strategic Total Return Fund, CALAMOS Global Total Return Fund and CALAMOS Global Dynamic Income Fund.

The address of each trustee
is 2020 Calamos Court, Naperville, Illinois 60563.

36

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Trustees & Officers    (Unaudited)

Officers.  The preceding table gives information about John P. Calamos, Sr., who is president of the Fund. The following table sets forth each other officer’s name, age at October 31, 2011, position with the Fund and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE

POSITION(S) WITH FUND

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Nimish S. Bhatt, 48

Vice President and Chief Financial Officer (since 2007)

Senior Vice President (since 2004), Chief Financial Officer (since May 2011), Director of Operations, CAM, CHLLC, Calamos Advisors and CFS (since 2004)

James J. Boyne, 45

Vice President (since 2008) and Assistant Secretary (since 2010)

President of Distribution and Operations, CAM, Calamos Advisors and CFS (since 2009); prior thereto, Senior Vice President, General Counsel and Secretary, Calamos Advisors (since
2008); Chief Operating Officer – Distribution, CFS (since 2008); prior thereto, Chief Operating Officer, General Counsel and Executive Managing Director of McDonnell Investment Management, LLC (2001-2008)

Nick P. Calamos, 50

Vice President (since 1992)

President of Investments and Co-Chief Investment Officer, CAM, CHLLC, Calamos Advisors and CFS

J. Christopher Jackson, 60

Vice President and Secretary (since 2010)

Senior Vice President, General Counsel and Secretary, CAM, CHLLC, Calamos Advisors and CFS (since 2010); Director, U.S. Head of Retail Legal and Co-Global Head of Retail Legal of
Deutsche Bank AG (2006-2010); prior thereto, Director, Senior Vice President, General Counsel and Assistant Secretary of Hansberger Global Investors, Inc. (1996-2006)

Mark J. Mickey, 60

Chief Compliance Officer (since 2005)

Chief Compliance Officer, Calamos Funds (since 2005) and Chief Compliance Officer, Calamos Advisors (2005-2006)

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.

Results of Annual Meeting

The Fund held its annual meeting
of shareholders on June 30, 2011. The purpose of the annual meeting was to elect two Trustees to the Fund’s board of trustees for a three year term, or until the trustee’s successor is duly elected and qualified, and to conduct any other lawful business of the Fund. Mr. John P. Calamos, Sr. and Mr. William R. Rybak were nominated for reelection as Trustees, and were elected as such by a plurality vote as follows:

TRUSTEE NOMINEE

VOTES FOR

VOTES WITHHELD

BROKER NON-VOTES AND ABSTENTIONS

John P. Calamos, Sr.

64,692,058

1,345,430

0

William R. Rybak

64,831,660

1,205,828

0

Messrs. Marsh, Neal, Timbers and Tripples’ terms of office as Trustees continued after the meeting.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

37

About Closed-End Funds

What is a Closed-End Fund?

A closed-end fund is a publicly traded investment company that raises its initial investment capital through the issuance of a fixed number of shares to investors in a public offering. Shares of a closed-end fund are listed on a stock exchange or traded in the over-the-counter market. Like all investment companies, a closed-end fund is professionally managed and offers investors a unique investment solution based on its investment objective approved by the fund’s Board of Directors.

Potential Advantages of Closed-End Fund Investing

•

Defined Asset Pool Allows Efficient Portfolio Management—Although closed-end fund shares trade actively on a securities exchange, this doesn’t affect the closed-end fund manager because there are no new investors buying into or selling out of the fund’s portfolio.

•

  More Flexibility in the Timing and Price of Trades—Investors can purchase and sell shares of closed-end funds throughout the trading day, just like the shares of other publicly traded securities.

•

  Lower Expense Ratios—The expense ratios of closed-end funds are oftentimes less than those of mutual funds. Over time, a lower expense ratio could enhance investment performance.

•

  Closed-End Structure Makes Sense for Less-Liquid Asset Classes—A closed-end structure makes sense for investors considering less-liquid asset classes, such as high-yield bonds or micro-cap stocks.

•

  Ability to Put Leverage to Work—Closed-end funds may issue senior securities (such as preferred shares or debentures) or borrow money to
“leverage” their investment positions.

•

No Minimum Investment Requirements

OPEN-END MUTUAL FUNDS VERSUS CLOSED-END FUNDS

OPEN-END FUND

CLOSED-END FUND

Issues new shares on an ongoing basis

Generally issues a fixed number of shares

Issues common equity shares

Can issue common equity shares and senior securities such as preferred shares and bonds

Sold at NAV plus any sales charge

Price determined by the marketplace

Sold through the fund’s distributor

Traded in the secondary market

Fund redeems shares at NAV calculated at the close of business day

Fund does not redeem shares

38

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

Level Rate Distribution Policy

Using a Level Rate Distribution Policy to Promote Dependable Income and Total Return

The goal of the
level rate distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can either serve as a stable income stream or, through reinvestment, contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a level rate distribution policy for the Fund. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains and, if necessary, return of capital. In addition, a limited number of distributions per calendar year may include net realized long-term capital gains. There is no guarantee that the Fund will realize capital gains in any given year. Distributions are subject to re-characterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV.

Distributions from the Fund are generally subject to Federal income taxes. For purposes of maintaining the level rate distribution policy, the Fund may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of a level rate distribution policy may increase transaction and tax costs associated with the Fund.

Automatic Dividend Reinvestment Plan

Maximizing Investment with an Automatic Dividend Reinvestment Plan

The Automatic Dividend Reinvestment Plan offers a simple, cost-efficient and convenient way to reinvest your dividends and capital gains distributions in additional shares of the Fund, allowing you to increase your investment in the Fund.

Potential Benefits

•

  Compounded Growth: By automatically reinvesting with the Plan, you gain the potential to allow your dividends and capital gains to compound over time.

•

  Potential for Lower Commission Costs: Additional shares are purchased in large blocks, with brokerage commissions shared among all plan participants.
There is no cost to enroll in the Plan.

•

  Convenience: After enrollment, the Plan is automatic and includes detailed statements for participants. Participants can terminate their enrollment at any time.

Pursuant to the Plan, unless a shareholder is ineligible or elects otherwise, all dividend and capital gains on common shares distributions are automatically reinvested by BNY Mellon Asset Servicing, as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and distributions payable in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by Plan Agent, as dividend paying agent.
Shareholders may elect not to participate in the Plan and to receive all dividends and distributions in cash by sending written instructions to Plan Agent, as dividend paying agent, at: Dividend Reinvestment Department, P.O. Box 1958, Newark, New
Jersey 07101-9774. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by giving notice in writing to the Plan Agent; such termination will be effective with respect to a particular dividend or distribution if notice is received prior to the record date for the applicable distribution.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

39

Automatic
Dividend Reinvestment Plan

The shares are acquired by the Plan Agent for the participant’s account either (i) through receipt of additional common shares from the Fund (“newly issued shares”) or (ii) by purchase of outstanding common shares on the open market (“open-market purchases”) on the NYSE or elsewhere. If, on the payment date, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (a “market premium”), the Plan Agent will receive newly issued shares from the Fund for each participant’s account. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend or distribution by the greater of (i) the net asset value per common share on the payment date, or (ii) 95% of the market price per common share on the payment date.

If, on the payment date, the net asset value per common share exceeds the market price plus estimated brokerage commissions (a “market discount”), the Plan Agent has a limited period of time to invest the dividend or distribution amount in shares acquired in open-market purchases. The weighted average price (including brokerage commissions) of all common shares purchased by the Plan Agent as Plan Agent will be the price per common share allocable to each participant. If, the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend or distribution amount in newly issued shares at the close of business on the last purchase date.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends even though no cash is received by participants.

There are no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or distributions payable either in shares or in cash.
However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends or distributions. If a participant elects to have the
Plan Agent sell part or all of his or her common shares and remit the proceeds, such participant will be charged his or her pro rata share of brokerage commissions on the shares sold, plus a $15 transaction fee. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

A participant
may request the sale of all of the common shares held by the Plan Agent in his or her Plan account in order to terminate participation in the Plan. If such participant elects in advance of such termination to have the Plan Agent sell part or all of his shares, the Plan Agent is authorized to deduct from the proceeds a $15.00 fee plus the brokerage commissions incurred for the transaction. A participant may re-enroll in the Plan in limited circumstances.

The terms and conditions of the Plan may be amended by the Plan Agent or the Fund at any time upon notice are required by the Plan.

This discussion of the Plan is only summary, and is qualified in its entirety to the Terms and Conditions of the Dividend Reinvestment Plan filed as part of the
Fund’s registration statement.

For additional information about the Plan, please contact the Plan Agent, The Bank of New York Mellon, at
800.432.8224. If you wish to participate in the Plan and your shares are held in your own name, simply call the Plan Agent. If your shares are not held in your name, please contact your brokerage firm, bank, or other nominee to request that they participate in the Plan on your behalf. If your brokerage firm, bank, or other nominee is unable to participate on your behalf, you may request that your shares be re-registered in your own name.

We’re pleased to provide our shareholders with the additional benefit of the Fund’s Dividend Reinvestment Plan and hope that it may serve your financial plan.

40

CALAMOS CONVERTIBLE AND HIGH INCOME FUND ANNUAL REPORT

MANAGING YOUR CALAMOS FUNDS INVESTMENTS

Calamos Investments offers several convenient means to monitor, manage and feel confident about your Calamos investment choice.

PERSONAL ASSISTANCE:
800.582.6959

Dial this toll-free number to speak with a knowledgeable Client Services Representative who can help answer questions or address issues concerning your Calamos Fund.

YOUR FINANCIAL ADVISOR

We encourage you to talk to your financial advisor to determine how the Calamos Funds can benefit your investment portfolio based on your financial goals, risk tolerance, time horizon and income needs.

STAY CONNECTED www.calamos.com

  Visit our website for timely fund performance, detailed fund profiles, fund news and insightful market commentary.

A description of the Calamos Proxy Voting Policies and Procedures and the Fund’s proxy voting record for the 12 month period ended June 30, 2011, are available free of charge upon request by calling 800.582.6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Investments, Attn: Client Services, 2020 Calamos Court,
Naperville, IL 60563. The Fund’s proxy voting record is also available free of charge by visiting the SEC website at http://www.sec.gov.

The Fund
files its complete list of portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q . The Forms N-Q are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.732.0330.

On June 22, 2011, the Fund submitted a CEO annual certification to the NYSE on which the Fund’s chief executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s corporate governance listing standards. In addition, the Fund’s report to the SEC on Form N-CSR contains certifications by the fund’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund’s disclosure controls and procedures and internal control over financial reporting.

FOR 24 HOUR
AUTOMATED SHAREHOLDER ASSISTANCE: 800.432.8224

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS: 800.582.6959

VISIT OUR WEBSITE: www.calamos.com

INVESTMENT ADVISER:

Calamos Advisors LLC

2020 Calamos Court

Naperville, IL 60563-2787

CUSTODIAN AND FUND ACCOUNTING AGENT:

State
Street Bank and Trust Company

225 Franklin Street

Boston, MA 02111

TRANSFER AGENT:

The Bank of New York Mellon

P.O. Box 11258

Church Street Station

New York, NY 10286

800.524.4458

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Deloitte & Touche LLP

Chicago, IL

LEGAL COUNSEL:

K&L Gates LLP

Chicago, IL

2020 Calamos Court

Naperville,
IL 60563-2787

800.582.6959

www.calamos.com

© 2011 Calamos Holdings LLC. All Rights Reserved.

Calamos® and Calamos Investments® are registered

trademarks of Calamos Holdings LLC.

CHYANR 1791 2011

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) No response required.

(c) The registrant has not amended its Code of Ethics as it relates to any element of the code of ethics definition enumerated in paragraph (b) of this
Item 2 during the period covered by this report.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of
Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) The registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has four audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, William R. Rybak, Stephen B. Timbers and David
D. Tripple. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert pursuant to this Item. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liabilities of any other member of the audit committee or board of directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fiscal Years Ended

10/31/2010

10/31/2011

Audit Fees(a)

$
54,397

$
57,534

Audit-Related Fees(b)

$
30,143

$
29,658

Tax Fees(c)

$
5,420

$
—

All Other Fees(d)

$
—

$
—

Total

$
89,960

$
87,192

(a) Audit Fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees are the aggregate
fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1)of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant’s principal accountants during the fiscal year in which the non-audit services are provided, and
(iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

(e)(2) No percentage of the principal accountant’s fees or services described in each of paragraphs (b)–(d) of this Item were approved pursuant to the waiver provision paragraph (c)(7)(i)(C) of
Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The following table presents the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant and the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control of the adviser.

Fiscal Years Ended

10/31/2010

10/31/2011

Registrant

$
5,420

$
—

Investment Adviser

$
—

$
—

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated
standing audit committee. The members of the registrant’s audit committee are Weston W. Marsh, John E. Neal, William R. Rybak, Stephen B. Timbers, and David D. Tripple.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated authority to vote all proxies relating to the Fund’s portfolio securities to the Fund’s investment advisor, Calamos
Advisors LLC (“Calamos Advisors”). The Calamos Advisors Proxy Voting Policies and Procedures are included as an Exhibit hereto.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) As of the date of this filing, the registrant is lead by a team of investment professionals. The Co-Chief Investment Officers and senior strategy analysts are responsible for the day-to-day management of the registrant’s portfolio:

During the past five years, John P. Calamos, Sr. has been President and Trustee of the Fund and chairman, CEO and Co-CIO of the Fund’s investment adviser, Calamos Advisors LLC and its predecessor company (“Calamos Advisors”). Nick P. Calamos has been Vice President and Trustee of the Fund (through June 2006) and President of
Investments and Co-CIO of Calamos Advisors and its predecessor company. John P. Calamos, Jr., Executive Vice President of Calamos Advisors, joined the firm in 1985 and has held various senior investment positions since that time. Dino Dussias joined
Calamos Advisors in October 1995 and has been a senior strategy analyst since April 2007. Christopher Hartman joined Calamos Advisors in February 1997 and has been a senior strategy analyst since May 2007. John Hillenbrand joined Calamos Advisors in
2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos Advisors in 1994 and has been a senior strategy analyst since July 2002. Bryan Lloyd joined Calamos Advisors in October 2003 and has been a senior strategy analyst since June 2006. Jeff Scudieri joined Calamos Advisors in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos Advisors in 2000 and has been a senior strategy analyst since July 2002. Joe Wysocki joined
Calamos Advisors in October 2003 and has been a senior strategy analyst since February 2007.

(a)(2) The portfolio managers also have
responsibility for the day-to-day management of accounts other than the registrant. Information regarding these other accounts is set forth below.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF OCTOBER 31, 2011

Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

Accounts

Assets

Accounts

Assets

Accounts

Assets

John P. Calamos Sr.

25

26,409,198,885

11

1,572,298,141

7,291

6,230,460,155

Nick P. Calamos

25

26,409,198,885

11

1,572,298,141

7,291

6,230,460,155

John P. Calamos, Jr.

25

26,409,198,885

11

1,572,298,141

7,291

6,230,460,155

Jeff Scudieri

25

26,409,198,885

11

1,572,298,141

7,291

6,230,460,155

Jon Vacko

25

26,409,198,885

11

1,572,298,141

7,291

6,230,460,155

John Hillenbrand

25

26,409,198,885

11

1,572,298,141

7,291

6,230,460,155

Steve Klouda

25

26,409,198,885

11

1,572,298,141

7,291

6,230,460,155

Christopher Hartman

25

26,409,198,885

11

1,572,298,141

7,291

6,230,460,155

Joe Wysocki

25

26,409,198,885

11

1,572,298,141

7,291

6,230,460,155

Number of Accounts and Assets for which Advisory Fee is Performance Based as of: October 31, 2011

Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

Accounts

Assets

Accounts

Assets

Accounts

Assets

John P. Calamos Sr.

3

697,181,821

0

—

0

—

Nick P. Calamos

3

697,181,821

0

—

0

—

John P. Calamos, Jr.

3

697,181,821

0

—

0

—

Jeff Scudieri

3

697,181,821

0

—

0

—

Jon Vacko

3

697,181,821

0

—

0

—

John Hillenbrand

3

697,181,821

0

—

0

—

Steve Klouda

3

697,181,821

0

—

0

—

Christopher Hartman

3

697,181,821

0

—

0

—

Joe Wysocki

3

697,181,821

0

—

0

—

Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Fund in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the portfolio managers from such accounts due to unrealized appreciation as well as realized gains in the client’s account.

(a)(3) Calamos Advisors has developed and implemented a number of incentives that reward the professional staff to ensure that key employees are retained. Calamos Advisors’ senior management has established salary, short and long term incentive programs and benefit programs that we believe are competitive. Calamos Advisors’ incentive programs are based on investment performance, professional performance and an individual’s overall contribution. These goals and measures are established and reviewed on an annual basis during performance reviews. As of October 31, 2011, each portfolio manager receives compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of the respective base salary. The amounts paid to the portfolio managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by a third party analytical agency. The compensation structure does not differentiate between the Funds and other accounts managed by the portfolio managers, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the portfolio managers. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus, as well as overall performance of Calamos Advisors. Portfolio managers are eligible to receive annual non-equity awards under a long term incentive compensation program, set at a percentage of the respective base salary.

(a)(4) As of October 31, 2011, the end of the registrant’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the registrant is shown below:

Portfolio Manager

Registrant

John P. Calamos Sr.

Over $1,000,000

Nick P. Calamos

None

John P. Calamos, Jr.

None

Dino Dussias

None

Christopher Hartman

None

John Hillenbrand

None

Steve Klouda

None

Bryan Lloyd

None

Jeff Scudieri

None

Jon Vacko

None

Joe Wysocki

None

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS
AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b) There were no changes in the registrant’s
internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification
of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

(a)(2)(iii) Proxy Voting Policies and Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:

/s/ John P. Calamos, Sr.

Name:

John P. Calamos, Sr.

Title:

Principal Executive Officer

Date:

December 29, 2011

By:

/s/ Nimish S. Bhatt

Name:

Nimish S. Bhatt

Title:

Principal Financial Officer

Date:

December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ John P. Calamos, Sr.

Name:

John P. Calamos, Sr.

Title:

Principal Executive Officer

Date:

December 29, 2011

By:

/s/ Nimish S. Bhatt

Name:

Nimish S. Bhatt

Title:

Principal Financial Officer

Date:

December 29, 2011